Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 13, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WILSON BANK HOLDING CO
Entity Central Index Key	0000885275
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 276,988,465
Entity Common Stock, Shares Outstanding		7,458,877

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Loans, net of allowance for loan losses of $25,497 and $24,525, respectively	$ 1,142,111	$ 1,098,733
Securities:
Held-to-maturity, at amortized cost (market value $16,317 and $15,266, respectively)	15,508	14,464
Available-for-sale, at market (amortized cost $313,111 and $309,329, respectively)	317,278	310,731
Total securities	332,786	325,195
Loans held for sale	15,648	14,775
Federal funds sold	23,780	13,215
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,517,337	1,454,930
Cash and due from banks	82,884	40,959
Premises and equipment, net	35,853	35,437
Accrued interest receivable	5,426	5,930
Deferred income taxes	8,243	8,488
Other real estate	15,307	19,117
Goodwill	4,805	4,805
Other intangible assets, net		112
Other assets	10,965	7,592
Total assets	1,680,820	1,577,370
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,493,922	1,406,042
Securities sold under repurchase agreements	10,584	7,419
Accrued interest and other liabilities	6,616	6,561
Total liabilities	1,511,122	1,420,022
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,680,820	$ 1,577,370

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 25,497	$ 24,525
Held-to-maturity, market value	16,317	15,266
Available-for-sale, amortized cost	313,111	309,329
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Net unrealized gains on available-for-sale securities, income taxes	$ 1,595	$ 537

Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 66,080	$ 66,031	$ 67,356
Interest and dividends on securities:
Taxable securities	5,253	5,437	7,927
Exempt from Federal income taxes	464	420	453
Interest on loans held for sale	307	237	237
Interest on Federal funds sold	129	97	78
Interest and dividends on restricted equity securities	128	128	129
Total interest income	72,361	72,350	76,180
Interest expense:
Interest on negotiable order of withdrawal accounts	1,942	2,176	2,554
Interest on money market accounts and other savings accounts	2,705	2,966	3,167
Interest on certificates of deposit and individual retirement accounts	9,403	12,693	18,256
Interest on securities sold under repurchase agreements	56	53	70
Interest on Federal funds purchased	1	2	5
Total interest expense	14,107	17,890	24,052
Net interest income before provision for loan losses	58,254	54,460	52,128
Provision for loan losses	(9,528)	(8,678)	(14,834)
Net interest income after provision for loan losses	48,726	45,782	37,294
Non-interest income	16,035	14,476	14,266
Non-interest expense	(45,098)	(43,663)	(36,705)
Earnings before income taxes	19,663	16,595	14,855
Income taxes	7,515	6,545	5,828
Net earnings	$ 12,148	$ 10,050	$ 9,027
Basic earnings per common share	$ 1.65	$ 1.38	$ 1.25
Diluted earnings per common share	$ 1.65	$ 1.38	$ 1.25
Weighted average common shares outstanding:
Basic	7,360,485	7,280,907	7,198,711
Diluted	7,365,648	7,288,122	7,206,964

Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings [Abstract]
Net earnings	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $1,158, $2,685 and $1,578, respectively													1,867	4,330	(2,546)
Reclassification adjustment for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													$ 13,855	$ 14,261	$ 6,153

Consolidated Statements of Comprehensive Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Earnings [Abstract]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 1,158	$ 2,685	$ 1,578
Reclassification adjustment for net gains included in net earnings, taxes	$ 100	$ 73	$ 204

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities
Beginning balance at Dec. 31, 2009	$ 139,557	$ 14,295	$ 41,022	$ 84,712	$ (472)
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(4,300)			(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	3,052	160	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively	(225)	(12)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	76	7	69
Share based compensation expense	20		20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	(2,874)				(2,874)
Net earnings for the year	9,027			9,027
Ending balance at Dec. 31, 2010	144,333	14,450	43,790	89,439	(3,346)
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(4,348)			(4,348)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	3,218	160	3,058
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively	(250)	(13)	(237)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	110	11	99
Share based compensation expense	24		24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	4,211				4,211
Net earnings for the year	10,050			10,050
Ending balance at Dec. 31, 2011	157,348	14,608	46,734	95,141	865
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(6,243)			(6,243)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	4,518	212	4,306
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	189	18	171
Share based compensation expense	31		31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	1,707				1,707
Net earnings for the year	12,148			12,148
Ending balance at Dec. 31, 2012	$ 169,698	$ 14,838	$ 51,242	$ 101,046	$ 2,572

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782
Common Stock
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Additional Paid-In Capital
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Retained Earnings
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Interest received	$ 76,329	$ 75,013	$ 78,349
Fees received	12,171	12,215	11,459
Other income received	3
Proceeds from sales of loans	137,836	106,179	107,495
Origination of loans held for sale	(135,107)	(111,040)	(108,038)
Interest paid	(14,876)	(18,642)	(25,196)
Cash paid to suppliers and employees	(38,789)	(35,835)	(31,314)
Income taxes paid	(8,152)	(7,666)	(8,712)
Net cash provided by operating activities	29,415	20,224	24,043
Cash flows from investing activities:
Purchase of available-for-sale securities	(217,500)	(252,525)	(476,633)
Proceeds from calls, maturities and paydowns of available-for-sale securities	173,266	197,133	384,761
Proceeds from sale of available-for-sale securities	37,353	26,452	59,532
Purchase of held-to-maturity securities	(2,587)	(3,348)	(3,452)
Proceeds from maturities and paydowns of held-to-maturity securities	1,437	2,195	2,199
Loans made to customers, net of repayments	(61,432)	(47,353)	(4,030)
Purchase of annuity contracts and life insurance	(4,072)	(386)
Purchase of bank premises and equipment	(1,946)	(4,987)	(2,603)
Proceeds from sale of other assets	70	94	132
Proceeds from sale of other real estate	8,977	4,020	3,618
Net cash used in investing activities	(66,434)	(78,705)	(36,476)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	123,050	92,092	100,164
Net decrease in time deposits	(35,170)	(17,332)	(79,588)
Net increase in securities under agreements to repurchase	3,165	883	37
Repayments of Federal Home Loan Bank advances, net			(13)
Dividends paid	(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment	4,518	3,218	3,052
Proceeds from sale of common stock pursuant to exercise of stock options	189	110	76
Repurchase of common shares		(250)	(225)
Net cash provided by financing activities	89,509	74,373	19,203
Net increase in cash and cash equivalents	52,490	15,892	6,770
Cash and cash equivalents at beginning of year	54,174	38,282	31,512
Cash and cash equivalents at end of year	106,664	54,174	38,282
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,106	4,228	2,781
Provision for loan losses	9,528	8,678	14,834
Share based compensation expense	31	24	20
Provision for deferred taxes	(814)	(1,471)	(2,389)
Write downs and loss on sales of other real estate	3,286	3,560	1,113
Loss on sales of other assets	2	15	21
Security gains	(259)	(192)	(532)
Increase in loans held for sale	(873)	(6,930)	(2,818)
Increase (decrease) in taxes payable	177	350	(495)
Decrease in other assets	700	1,340	1,954
Decrease in accrued interest receivable	504	322	1,311
Decrease in interest payable	(769)	(752)	(1,144)
Increase in accrued expenses	648	1,002	360
Total adjustments	17,267	10,174	15,016
Net cash provided by operating activities	29,415	20,224	24,043
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $1,058 in 2012, $2,612 in 2011 and $1,782 in 2010	1,707	4,211	(2,874)
Non-cash transfers from loans to other real estate	9,236	17,170	15,820
Non-cash transfers from other real estate to loans	783	4,214	1,272
Non-cash transfers from loans to other assets	$ 73	$ 77	$ 171

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Unrealized gain (loss) in value of securities available-for-sale, net of taxes	$ 1,058	$ 2,612	$ 1,782

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

The accounting and reporting policies of Wilson Bank Holding Company (“the Company”) and Wilson Bank & Trust (“Wilson Bank”) are in accordance with accounting principles generally accepted in the United States of America and conform to general practices within the banking industry. The following is a brief summary of the significant policies.

(a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Wilson Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b)	Nature of Operations

Wilson Bank operates under a state bank charter and provides full banking services. As a state bank, Wilson Bank is subject to regulations of the Tennessee Department of Financial Institutions and the Federal Deposit Insurance Corporation (“FDIC”). The areas served by Wilson Bank include Wilson County, DeKalb County, Rutherford County, Smith County, Trousdale County, Sumner County, and eastern Davidson County, Tennessee and surrounding counties in Middle Tennessee. Services are provided at the main office and twenty-four branch locations.

(c)	Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, other-than-temporary impairments of securities, and the fair value of financial instruments.

(d)	Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Middle Tennessee. The types of securities in which the Company invests are included in note 3. The types of lending in which the Company engages are included in note 2. The Company does not have any significant concentrations to any one industry or customer other than as disclosed in note 2.

Residential 1-4 family, commercial real estate and construction mortgage loans, represented 29%, 40% and 16% and 31%, 37% and 15% of the loan portfolio at December 31, 2012 and 2011, respectively.

(e)	Loans

The Company grants mortgage, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans throughout Middle Tennessee. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for unearned income, the allowance for loan losses, and any unamortized deferred fees or costs on originated loans, and premiums or discounts on purchased loans.

Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized on a straight line basis over the respective term of the loan.

As part of our routine credit monitoring process, loans receive risk ratings by the assigned credit officer and are subject to validation by our independent loan review department. Risk ratings are categorized as pass, special mention, substandard or doubtful. The Company believes that our categories follow those outlined by our primary regulatory.

Generally the accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than when they become 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

(f)	Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by management and is based upon management’s monthly review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

In assessing the adequacy of the allowance, we also consider the results of our ongoing independent loan review process. We undertake this process both to ascertain whether there are loans in the portfolio whose credit quality has weakened over time and to assist in our overall evaluation of the risk characteristics of the entire loan portfolio. Our loan review process includes the judgment of management, independent loan reviewers, and reviews that may have been conducted by third-party reviewers. We incorporate relevant loan review results in the loan impairment determination. In addition, regulatory agencies, as an integral part of their examination process, will periodically review the Company’s allowance for loan losses and may require the Company to record adjustments to the allowance based on their judgment about information available to them at the time of their examinations.

In addition to the independent loan review process, the aforementioned risk ratings are subject to continual review by the loan officer to determine that the appropriate risk ratings are being utilized in our allowance for loan loss process. Each risk rating is also subject to review by our independent loan review department. Currently, our independent loan review department targets reviews of 100% of existing loan relationships with aggregate debt of $1.0 million and greater and new loans with aggregate debt of $500,000 and greater. In addition, loan review targets portfolio segments, loans assigned to a particular lending officer, and loans with four or more renewals.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and other adjustments based on management’s assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, mortgage and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

(g)	Debt and Equity Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Trading securities are recorded at fair value with changes in fair value included in earnings. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Other-than-temporary Impairment—A decline in the fair value of any available-for-sale or held-to-maturity security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount of the security. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss and is deemed to be other-than-temporary impairment. If a credit loss is identified, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established. If management concludes that no credit loss exists and it is not more-likely-than-not that it will be required to sell the security before maturity, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity.

No securities have been classified as trading securities.

(h)	Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank (“FHLB”) Cincinnati system, is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. Management reviews for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.

(i)	Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value. For loans carried at lower of cost or fair value, gains and losses on loans sales (sales proceeds minus carrying value) are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan.

(j)	Premises and Equipment

Premises and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the related assets. Gain or loss on items retired and otherwise disposed of is credited or charged to operations and cost and related accumulated depreciation are removed from the asset and accumulated depreciation accounts.

Expenditures for major renovations and improvements of premises and equipment are capitalized and those for maintenance and repairs are charged to earnings as incurred.

(k)	Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to their acquisition by the Company, valuations of these assets are periodically performed by management, and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance [i.e. any direct write-downs] are included in net expenses from foreclosed assets.

(l)	Intangible Assets

The Financial Accounting Standards Board “FASB” Accounting Standards Codification “ASC” 310, Goodwill and Other Intangible Assets requires that management determine the allocation of intangible assets into identifiable groups at the date of acquisition and that appropriate amortization periods be established. Under the provisions of FASB ASC 310, goodwill is not to be amortized; rather, it is to be monitored for impairment and written down to the impairment value at the time impairment occurs. The Company has determined that no impairment loss needs to be recognized related to its goodwill.

(m)	Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and Federal funds sold. Generally, Federal funds sold are purchased and sold for one-day periods. Management makes deposits only with financial institutions it considers to be financially sound.

(n)	Long-Term Assets

Premises and equipment, intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

(o)	Securities Sold Under Agreements to Repurchase

Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by Federal deposit insurance.

(p)	Income Taxes

The Company accounts for Income Taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). On January 1, 2007, the Company adopted accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

(q)	Stock Options

Stock compensation accounting guidance (FASB ASC 718, Compensation—Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. The Black-Scholes model is used to estimate the fair value of stock options.

(r)	Advertising Costs

Advertising costs are expensed as incurred by the Company and totaled $1,230,000, $1,019,000 and $813,000 for 2012, 2011 and 2010, respectively.

(s)	Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.

(t)	Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in note 21 of the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

(u)	Reclassifications

Certain reclassifications have been made to the 2011 and 2010 figures to conform to the presentation for 2012.

(v)	Off-Balance-Sheet Financial Instruments

In the ordinary course of business Wilson Bank, has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

(w)	Impact of New Accounting Standards

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income — Presentation of Comprehensive Income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of stockholders’ equity. Rather, it gives an entity the choice to present the components of net income and other comprehensive income in either a single continuous statement or two separate but consecutive statements. The components of comprehensive income and timing of reclassification of an item to net income do not change with this update. ASU 2011-05 requires retrospective application and was effective for annual and interim periods beginning after December 15, 2011. The Company adopted this ASU in the first quarter of 2012 and has presented separate Consolidated Statements of Comprehensive Income.

In September 2011, the FASB issued ASU No. 2011-8, Intangibles — Goodwill and Other, regarding testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). Based on the qualitative assessment, if an entity determines that the fair value of a reporting unit is more than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was adopted by the Company beginning January 1, 2012 and was used in our annual assessment as of December 31, 2012. The results of our qualitative assessment indicated that the fair value of our reporting units was more than its carrying value, and accordingly, the two-step goodwill impairment test was not performed.

In April 2011, FASB issued ASU No. 2011-02 A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU were effective for the quarter ended September 30, 2011.

As a result of applying these amendments, the Company reviewed all substandard loans that were renewed since January 1, 2011 and in 2011 identified two new loan modifications that qualified as a troubled debt restructuring. Pursuant to the guidance set forth in the standard, an impairment amount was calculated on each identified transaction consistent with the methodology followed for other impaired loans, described above.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

The classification of loans at December 31, 2012 and 2011 is as follows:

	In Thousands
	2012	2011
Mortgage loans on real estate:
Residential 1-4 family	$341,977	344,029
Multifamily	16,140	9,791
Commercial	469,757	422,531
Construction	190,356	166,460
Farmland	26,319	35,691
Second mortgages	12,477	14,711
Equity lines of credit	36,260	39,307

Total mortgage loans on real estate	1,093,286	1,032,520

Commercial loans	30,545	38,736

Agriculture loans	2,238	2,556

Consumer installment loans:
Personal	38,463	41,521
Credit cards	3,250	3,168

Total consumer installment loans	41,713	44,689

Other loans	2,738	6,788

	1,170,520	1,125,289
Net deferred loan fees	(2,912)	(2,031)

Total loans	1,167,608	1,123,258
Less: Allowance for loan losses	(25,497)	(24,525)

Loans, net	$1,142,111	1,098,733

At December 31, 2012, variable rate and fixed rate loans totaled $753,501,000 and $414,107,000, respectively. At December 31, 2011, variable rate loans were $694,688,000 and fixed rate loans totaled $428,570,000.

In the normal course of business, Wilson Bank has made loans at prevailing interest rates and terms to directors and executive officers of the Company and to their affiliates. The aggregate amount of these loans was $9,309,000 and $9,872,000 at December 31, 2012 and 2011, respectively. As of December 31, 2012, none of these loans were restructured, nor were any related party loans charged-off during the past three years nor did they involve more than the normal risk of collectibility or present other unfavorable features.

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2012	2011
Balance, January 1	$9,872	9,919
New loans and renewals during the year	5,735	9,698
Repayments (including loans paid by renewal) during the year	(6,298)	(9,745)

Balance, December 31	$9,309	9,872

A director of the Company performs appraisals related to certain loan customers. Fees paid to the director for these services were $364,000 in 2012, $198,000 in 2011 and $279,000 in 2010.

A loan is considered impaired, in accordance with the impairment accounting guidance (FASB ASC 310), when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial and real estate loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Substantially all of the Company’s impaired loans are collateral dependent.

The following table, present the Company’s impaired loans at December 31, 2012 and 2011:

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With no related allowance recorded:
Residential 1-4 family	$3,418	3,418	—	4,134	215
Multifamily	—	—	—	103	—
Commercial real estate	4,439	5,439	—	5,371	66
Construction	1,952	4,252	—	6,166	74
Farmland	—	—	—	37	—
Second mortgages	606	606	—	667	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural	—	—	—	—	—

	$10,415	13,715	—	16,478	355

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With allowance recorded:
Residential 1-4 family	$5,950	5,950	1,318	6,084	325
Multifamily	—	—	—	—	—
Commercial real estate	12,504	12,504	2,319	14,580	509
Construction	8,963	8,963	2,014	8,171	52
Farmland	2,826	2,826	1,160	3,155	57
Second mortgages	156	156	47	155	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$30,571	30,571	6,861	32,584	962

Total:
Residential 1-4 family	$9,368	9,368	1,318	10,218	540
Multifamily	—	—	—	103	—
Commercial real estate	16,943	17,943	2,319	19,951	575
Construction	10,915	13,215	2,014	14,337	126
Farmland	2,826	2,826	1,160	3,192	57
Second mortgages	762	762	47	822	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$40,986	44,286	6,861	49,062	1,317

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With no related allowance recorded:
Residential 1-4 family	$6,263	6,439	—	4,670	271
Multifamily	412	412	—	414	23
Commercial real estate	6,711	6,711	—	4,461	268
Construction	8,418	8,918	—	7,327	186
Farmland	—	—	—	1,366	—
Second mortgages	606	606	—	606	—
Equity lines of credit	—	—	—	93	—
Commercial	—	176	—	51	—
Agricultural	—	—	—	—	—

	$22,410	23,262	—	18,988	748

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With allowance recorded:
Residential 1-4 family	$5,310	5,310	1,053	7,361	262
Multifamily	—	—	—	—	—
Commercial real estate	16,971	16,971	3,744	15,826	673
Construction	8,215	8,215	2,228	12,250	137
Farmland	4,261	4,261	1,193	3,181	129
Second mortgages	316	316	41	199	10
Equity lines of credit	170	170	15	43	8
Commercial	849	849	754	928	32
Agricultural	—	—	—	—	—

	$36,092	36,092	9,028	39,788	1,251

Total:
Residential 1-4 family	$11,573	11,749	1,053	12,031	533
Multifamily	412	412	—	414	23
Commercial real estate	23,682	23,682	3,744	20,287	941
Construction	16,633	17,133	2,228	19,577	323
Farmland	4,261	4,261	1,193	4,547	129
Second mortgages	922	922	41	805	10
Equity lines of credit	170	170	15	136	8
Commercial	849	1,025	754	979	32
Agricultural	—	—	—	—	—

	$58,502	59,354	9,028	58,776	1,999

The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2012 and 2011.

Loans on Nonaccrual Status

	In Thousands
	2012	2011
Residential 1-4 family	$930	2,256
Multifamily	—	—
Commercial real estate	4,445	4,995
Construction	9,626	14,378
Farmland	1,248	2,695
Second mortgages	606	606
Equity lines of credit	—	—
Commercial	—	35
Installment and other	—	—

Total	$16,855	24,965

Potential problem loans, which include nonperforming loans, amounted to approximately $49.4 million at December 31, 2012 compared to $67.3 million at December 31, 2011. Potential problem loans represent those loans with a well defined weakness and where information about possible credit problems of borrowers has caused management to have serious doubts about the borrower’s ability to comply with present repayment terms. This definition is believed to be substantially consistent with the standards established by the FDIC, the Company’s primary federal regulator, for loans classified as special mention, substandard, or doubtful, excluding the impact of nonperforming loans.

The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•

Special mention loans have potential weaknesses that deserve management’s lose attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•

Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•

Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2012
Pass	$326,648	16,087	452,350	179,114	23,253	11,123	35,756	30,499	2,215	44,057	1,121,102
Special mention	9,969	53	5,699	282	71	477	295	32	5	98	16,981
Substandard	5,360	—	11,708	10,960	2,995	877	209	14	18	296	32,437
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

December 31, 2011
Pass	$326,406	9,245	398,459	149,451	31,251	13,158	38,803	37,691	2,534	51,010	1,058,008
Special mention	9,537	53	7,963	459	76	517	316	37	—	157	19,115
Substandard	8,086	493	16,109	16,550	4,364	1,036	188	1,008	22	310	48,166
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Age Analysis of Past Due Loans

	In Thousands
			Nonaccrual				Recorded
			and	Total			Investment
	30-59	60-89	Greater	Nonaccrual			Greater Than
	Days	Days	Than	and		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing
December 31, 2012
Residential 1-4 family	$5,297	1,448	1,524	8,269	333,708	341,977	594
Multifamily	—	—	—	—	16,140	16,140	—
Commercial real estate	1,599	710	4,470	6,779	462,978	469,757	25
Construction	796	72	9,650	10,518	179,838	190,356	24
Farmland	260	43	1,248	1,551	24,768	26,319	—
Second mortgages	396	7	677	1,080	11,397	12,477	71
Equity lines of credit	186	173	46	405	35,855	36,260	46
Commercial	204	24	54	282	30,263	30,545	54
Agricultural, installment and other	488	143	105	736	45,953	46,689	105

Total	$9,226	2,620	17,774	29,620	1,140,900	1,170,520	919

December 31, 2011
Residential 1-4 family	$4,003	1,029	3,566	8,598	335,431	344,029	1,310
Multifamily	53	—	—	53	9,738	9,791	—
Commercial real estate	548	1,803	8,990	11,341	411,190	422,531	3,995
Construction	329	—	14,473	14,802	151,658	166,460	95
Farmland	46	—	2,695	2,741	32,950	35,691	—
Second mortgages	49	50	640	739	13,972	14,711	34
Equity lines of credit	36	64	—	100	39,207	39,307	—
Commercial	64	44	148	256	38,480	38,736	113
Agricultural, installment and other	327	172	123	622	53,411	54,033	123

Total	$5,455	3,162	30,635	39,252	1,086,037	1,125,289	5,670

Transactions in the allowance for loan losses for the years ended December 31, 2012 and 2011 are summarized as follows:

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525
Provision	1,557	35	5,021	3,020	284	62	(65)	(544)	(4)	162	9,528
Charge-offs	(1,331)	—	(4,057)	(2,226)	(462)	(120)	(96)	(454)	—	(412)	(9,158)
Recoveries	59	—	99	174	7	4	—	71	—	188	602

Ending balance	$5,699	89	9,305	7,191	1,658	272	492	382	15	394	25,497

Ending balance individually evaluated for impairment	$1,318	—	2,319	2,014	1,160	47	3	—	—	—	6,861

Ending balance collectively evaluated for impairment	$4,381	89	6,986	5,177	498	225	489	382	15	394	18,636

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

Ending balance individually evaluated for impairment	$9,368	—	16,943	10,915	2,826	762	172	—	—	—	40,986

Ending balance collectively evaluated for impairment	$332,609	16,140	452,814	179,441	23,493	11,715	36,088	30,545	2,238	44,451	1,129,534

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177
Provision	2,311	8	2,228	2,279	1,137	311	18	640	(47)	(207)	8,678
Charge-offs	(2,108)	—	(1,283)	(1,681)	(296)	(268)	(148)	(516)	(1)	(461)	(6,762)
Recoveries	71	—	12	67	—	7	16	22	—	237	432

Ending balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525

Ending balance individually evaluated for impairment	$1,053	—	3,744	2,228	1,193	41	15	754	—	—	9,028

Ending balance collectively evaluated for impairment	$4,361	54	4,498	3,995	636	285	638	555	19	456	15,497

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Ending balance individually evaluated for impairment	$11,573	412	23,682	16,633	4,261	922	170	849	—	—	58,502

Ending balance collectively evaluated for impairment	$332,456	9,379	398,849	149,827	31,430	13,789	39,137	37,887	2,556	51,477	1,066,787

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

The following table outlines the amount of each troubled debt restructuring categorized by loan classification as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012			December 31, 2011
			Post			Post
			Modification			Modification
		Pre	Outstanding		Pre	Outstanding
		Modification	Recorded		Modification	Recorded
		Outstanding	Investment,		Outstanding	Investment,
	Number	Recorded	Net of Related	Number of	Recorded	Net of Related
	of Contracts	Investment	Allowance	Contracts	Investment	Allowance
Residential 1-4 family	1	$365	$275	1	$3,938	$3,088
Multifamily	—	—	—	—	—	—
Commercial real estate	1	416	354	—	—	—
Construction	3	1,291	1,291	—	—	—
Farmland	1	1,445	595	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	1	245	95
Agricultural, installment and other	2	17	17	—	—	—

Total	8	$3,534	$2,532	2	$4,183	$3,183

The Company has not had any troubled debt restructurings that subsequently defaulted. A default is defined as an occurrence which violates the terms of the receivable’s contract.

The Company’s principal customers are primarily in the Middle Tennessee area with a concentration in Wilson County, Tennessee. Credit is extended to businesses and individuals and is evidenced by promissory notes. The terms and conditions of the loans including collateral vary depending upon the purpose of the credit and the borrower’s financial condition.

In 2012, 2011 and 2010, the Company originated loans in the secondary market of $135,107,000, $111,040,000 and $108,038,000, respectively. The fees and gain on sale of these loans totaled $3,602,000, $2,069,000 and $2,275,000 in 2012, 2011 and 2010, respectively. The Company sells loans to third-party investors on a loan-by-loan basis and has not entered into any forward commitments with investors for future bulk sales. All of these loans sales transfer servicing rights to the buyer.

Of the loans sold in the secondary market, the recourse to Wilson Bank is limited. On loans sold to the Federal Home Loan Mortgage Corporation, Wilson Bank has a recourse obligation for one year from the purchase date. At December 31, 2012, there were no loans sold to the Federal Home Loan Mortgage Corporation with existing recourse. All other loans sold in the secondary market provide the purchaser recourse to Wilson Bank for a period of 90 days up to one year from the date of purchase and only in the event of a default by the borrower pursuant to the terms of the individual loan agreement. At December 31, 2012 and 2011, total loans sold with recourse to Wilson Bank, including those sold to the Federal Home Loan Mortgage Corporation, aggregated $131,322,000 and $97,144,000, respectively. At December 31, 2012, Wilson Bank had not been required to repurchase any of the loans originated by Wilson Bank and sold in the secondary market. Management expects no material losses to result from these recourse provisions.

Debt and Equity Securities	12 Months Ended
Dec. 31, 2012
Debt and Equity Securities [Abstract]
Debt and Equity Securities
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2012 consist of the following:

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,918	122	—	3,040
Obligations of states and political subdivisions	12,590	687	—	13,277

	$15,508	809	—	16,317

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$122,110	643	55	122,698
Mortgage-backed:
GSE residential	177,787	3,373	32	181,128
Obligations of states and political subdivisions	13,214	267	29	13,452

	$313,111	4,283	116	317,278

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

There were no collateralized mortgage obligations at December 31, 2011. Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $9,262,000 (fair value of $9,357,000) at December 31, 2012.

The Company’s classification of securities at December 31, 2011 is as follows:

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,425	103	—	2,528
Obligations of states and political subdivisions	12,039	699	—	12,738

	$14,464	802	—	15,266

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$114,819	268	161	114,926
Mortgage-backed:
GSE residential	192,989	1,379	201	194,167
Obligations of states and political subdivisions	1,521	117	—	1,638

	$309,329	1,764	362	310,731

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation,

Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

The amortized cost and estimated market value of debt securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$1,881	1,895
Due after one year through five years	5,509	5,833
Due after five years through ten years	3,542	3,752
Due after ten years	1,658	1,797

	12,590	13,277
Mortgage-backed securities	2,918	3,040

	$15,508	16,317

	In Thousands
Securities Available-For-Sale		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$2,009	2,013
Due after one year through five years	25,198	25,321
Due after five years through ten years	97,812	98,489
Due after ten years	10,305	10,327

	135,324	136,150
Mortgage-backed securities	177,787	181,128

	$313,111	317,278

Results from sales of debt and equity securities are as follows:

	In Thousands
	2012	2011	2010
Gross proceeds	$37,353	26,452	59,532

Gross realized gains	$261	192	551
Gross realized losses	2	—	19

Net realized gains	$259	192	532

Securities carried in the balance sheet of approximately $125,593,000 (approximate market value of $126,758,000) and $118,504,000 (approximate market value of $118,979,000) were pledged to secure public deposits and for other purposes as required or permitted by law at December 31, 2012 and 2011, respectively.

Included in the securities above are $12,807,000 (approximate market value of $13,475,000) and $11,538,000 (approximate market value of $12,203,000) at December 31, 2012 and 2011, respectively, in obligations of political subdivisions located within the State of Tennessee. Management purchases only obligations of such political subdivisions it considers to be financially sound.

Securities that have rates that adjust prior to maturity totaled $16,000 (approximate market value of $16,000) and $20,000 (approximate market value of $20,000) at December 31, 2012 and 2011, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012.

Available for sale and held to maturity securities that have been in a continuous unrealized loss position are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number			Number
			of			of
	Fair	Unrealized	Securities	Fair	Unrealized	Securities	Fair	Unrealized
	Value	Losses	Included	Value	Losses	Included	Value	Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$—	$—	—	$—	$—
Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$—	$—	—	$—	$—	—	$—	$—

Available-for-Sale Securities:
Debt securities:
GSEs	$22,159	$55	9	$—	$—	—	$22,159	$55
Mortgage-backed:

GSE residential	7,244	32	3	—	—	—	7,244	32
Obligations of states and political subdivisions	3,398	29	10	—	—	—	3,398	29

	$32,801	$116	22	$—	$—	—	$32,801	$116

Restricted Equity Securities	12 Months Ended
Dec. 31, 2012
Restricted Equity Securities/Dividend Reinvestment Plan/Regulatory Matters and Restrictions on Dividends [Abstract]
Restricted Equity Securities
(4)	Restricted Equity Securities

Restricted equity securities consists of stock of the Federal Home Loan Bank amounting to $3,012,000 and $3,012,000 at December 31, 2012 and 2011, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2012 and 2011 is as follows:

	In Thousands
	2012	2011
Land	$15,115	15,111
Buildings	25,114	23,578
Leasehold improvements	140	140
Furniture and equipment	5,765	5,636
Automobiles	119	92
Construction-in-progress	—	1,118

	46,253	45,675
Less accumulated depreciation	(10,400)	(10,238)

	$35,853	35,437

During 2012 and 2011 payments of $343,000 and $1,173,000, respectively, were made to a director for building repairs and maintenance and construction of buildings.

Depreciation expense was $1,530,000, $1,491,000 and $1,527,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Acquired Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill [Abstract]
Acquired Intangible Assets and Goodwill
(6)	Acquired Intangible Assets and Goodwill

The intangible assets result from the excess of purchase price over the applicable book value of the net assets acquired of 50% owned subsidiaries in 2005:

	In Thousands
	2012	2011
Amortizable intangible assets:
Premium on purchased deposits	$2,787	2,787
Accumulated amortization	2,787	2,675

	$—	112

	For the Year Ended December 31,
	2012	2011	2010
Amortization expense	$112	396	396

The premium on purchased deposits was amortized on a straight-line basis over 7 years.

	In Thousands
	2012	2011
Goodwill:
Balance at January 1,	$4,805	$4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	$4,805

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets
(7)	Other Assets

Other assets were $10,965,000 and $7,592,000 at December 31, 2012 and 2011, respectively. During 2009, the FDIC required all members to prepay three years of estimated deposit insurance premiums. The Company’s assessment was $7,176,000. As of December 31, 2012 and 2011 the Company had $2,176,000 and $3,467,000 remaining in prepaid FDIC insurance, respectively.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Deposits
(8)	Deposits

Deposits at December 31, 2012 and 2011 are summarized as follows:

	In Thousands
	2012	2011
Demand deposits	$126,953	107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967

	$1,493,922	1,406,042

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2012 are as follows:

(In Thousands)
Maturity	Total
2013	$360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter	—

$623,031

The aggregate amount of overdrafts reclassified as loans receivable was $256,000 and $388,000 at December 31, 2012 and 2011, respectively.

Wilson Bank is required to maintain cash balances or balances with the Federal Reserve Bank or other correspondent banks based on certain percentages of deposit types. The average required amounts for the year ended December 31, 2011 was approximately $1,500,000. At December 31, 2012, the Bank was not required to maintain a cash balance with the Federal Reserve.

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Securities Sold Under Repurchase Agreements
(9)	Securities Sold Under Repurchase Agreements

Securities sold under repurchase agreements were $10,584,000 and $7,419,000 at December 31, 2012 and 2011, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2012 and 2011 was $10,584,000 and $7,419,000, respectively. The average daily balance outstanding during 2012 and 2011 was $8,426,000 and $6,166,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2012 and 2011 was .52% and .76% , respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.

Non-Interest Income and Non-Interest Expense	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Non-Interest Expense [Abstract]
Non-Interest Income and Non-Interest Expense
(10)	Non-Interest Income and Non-Interest Expense

The significant components of non-interest income and non-interest expense for the years ended December 31 are presented below:

	In Thousands
	2012	2011	2010
Non-interest income:
Service charges on deposits	$4,568	5,356	5,354
Other fees and commissions	7,603	6,859	6,105
Security gains, net	259	192	532
Fees and gains on sales of loans	3,602	2,069	2,275
Other income	3	—	—

	$16,035	14,476	14,266

	In Thousands
	2012	2011	2010
Non-interest expense:
Employee salaries and benefits	$23,984	22,723	18,799
Occupancy expenses	2,626	2,524	2,407
Furniture and equipment expenses	1,175	1,156	1,251
Loss on sales of other assets, net	2	15	21
Write downs and loss on sales of other real estate, net	3,286	3,560	1,113
Data processing expenses	1,433	1,322	1,255
FDIC insurance	1,738	1,756	2,232
Directors’ fees	762	739	733
Other operating expenses	10,092	9,868	8,894

	$45,098	43,663	36,705

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

The components of the net deferred tax asset are as follows:

	In Thousands
	2012	2011
Deferred tax asset:
Federal	$10,177	9,102
State	1,616	1,465

	11,793	10,567

Deferred tax liability:
Federal	(2,947)	(1,726)
State	(603)	(353)

	(3,550)	(2,079)

	$8,243	8,488

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2012	2011
Financial statement allowance for loan losses in excess of tax allowance	$9,298	8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	—	(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38	—

	$8,243	8,488

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

A reconciliation of actual income tax expense of $7,515,000, $6,545,000 and $5,828,000 for the years ended December 31, 2012, 2011 and 2010, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2012	2011	2010
Computed “expected” tax expense	$6,686	5,642	5,051
State income taxes, net of Federal income tax benefit	780	694	587
Tax exempt interest, net of interest expense exclusion	(203)	(199)	(196)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	206	187	194
Earnings on cash surrender value of life insurance	(82)	(21)	(19)
Expenses not deductible for tax purposes	26	24	19
Stock based compensation expense	10	8	7
Other	92	210	185

	$7,515	6,545	5,828

Total income tax expense for 2012, 2011 and 2010, includes $99,000, $73,000 and $204,000 of expense related to the realized gain and loss, respectively, on sale of securities.

As of December 31, 2012, 2011 and 2010 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

There were no unrecognized tax benefits at December 31, 2012.

Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2012, were approximately $11.8 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company and its subsidiary file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009. The Company’s Federal tax returns have been audited through December 31, 2004 with no changes.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(12)	Commitments and Contingent Liabilities

The Company is party to litigation and claims arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial position.

In addition, the Company is currently involved in two lawsuits in which borrowers have alleged improper conduct by a former officer of the Company. One of the two lawsuits relates to a counter claim in which actions were brought by the Company to collect loans in default. The lawsuits are currently in trial. Management, after consultation with legal counsel, does not believe losses, if any, will be material to the financial position of the Company.

Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands
2013	$83
2014	59
2015	42
2016	13
2017	9

Total rent expense amounted to $153,000, $174,000 and $189,000, respectively, during the years ended December 31, 2012, 2011 and 2010.

The Company has lines of credit with other financial institutions totaling $38,000,000. At December 31, 2012 and 2011, respectively, there was no balance outstanding under these lines of credit.

Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk
(13)	Financial Instruments with Off-Balance-Sheet Risk

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments consist primarily of commitments to extend credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

	In Thousands
	Contract or Notional Amount
	2012	2011
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$189,486	158,623
Standby letters of credit	25,385	16,747

Total	$214,871	175,370

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to be drawn upon, the total commitment amounts generally represent future cash requirements. The Company evaluates each customer’s credit-worthiness on a case-by-case basis. The amount of collateral, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral normally consists of real property.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing, and similar transactions. Most guarantees extend from one to two years. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The fair value of standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counter parties drawing on such financial instruments and the present creditworthiness of such counter parties. Such commitments have been made on terms which are competitive in the markets in which the Company operates; thus, the fair value of standby letters of credit equals the carrying value for the purposes of this disclosure. The maximum potential amount of future payments that the Company could be required to make under the guarantees totaled $25.4 million at December 31, 2012.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk
(14)	Concentration of Credit Risk

Practically all of the Company’s loans, commitments, and commercial and standby letters of credit have been granted to customers in the Company’s market area. Practically all such customers are depositors of Wilson Bank. Investment in state and municipal securities also include governmental entities within the Company’s market area. The concentrations of credit by type of loan are set forth in note 2 to the consolidated financial statements.

At December 31, 2012, the Company’s cash and due from banks and federal funds sold included commercial bank deposits aggregating $24,592,000 in excess of the FDIC limit of $250,000 per depositor.

Federal funds sold were deposited with three banks.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan [Abstract]
Employee Benefit Plan
(15)	Employee Benefit Plan

Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20 1/2. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2012, 2011 and 2010, Wilson Bank contributed $1,519,000, $1,421,000 and $218,000, respectively, to the 401(k) Plan.

Dividend Reinvestment Plan	12 Months Ended
Dec. 31, 2012
Restricted Equity Securities/Dividend Reinvestment Plan/Regulatory Matters and Restrictions on Dividends [Abstract]
Dividend Reinvestment Plan
(16)	Dividend Reinvestment Plan

Under the terms of the Company’s dividend reinvestment plan (the “DRIP”) holders of common stock may elect to automatically reinvest cash dividends in additional shares of common stock. The Company may elect to sell original issue shares or to purchase shares in the open market for the account of participants. Original issue shares of 106,230 in 2012, 79,962 in 2011 and 79,816 in 2010 were sold to participants under the terms of the DRIP.

Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Restricted Equity Securities/Dividend Reinvestment Plan/Regulatory Matters and Restrictions on Dividends [Abstract]
Regulatory Matters and Restrictions on Dividends
(17)	Regulatory Matters and Restrictions on Dividends

The Company and Wilson Bank are subject to regulatory capital requirements administered by the Federal Deposit Insurance Corporation, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2012 and 2011, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed Wilson Bank’s category. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2012 and 2011, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012
Total capital to risk weighted assets:
Consolidated	$178,162	14.2%	$100,373	8.0%	$125,466	10.0%
Wilson Bank	176,652	14.1	100,228	8.0	125,285	10.0
Tier 1 capital to risk weighted assets:
Consolidated	162,321	12.9	50,332	4.0	75,498	6.0
Wilson Bank	160,811	12.8	50,253	4.0	73,380	6.0
Tier 1 capital to average assets:
Consolidated	162,321	9.8	66,253	4.0	N/A	N/A
Wilson Bank	160,811	9.7	66,314	4.0	82,892	5.0

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2011
Total capital to risk weighted assets:
Consolidated	$166,534	14.0%	$95,162	8.0%	$118,953	10.0%
Wilson Bank	164,775	13.9	94,835	8.0	118,543	10.0
Tier 1 capital to risk weighted assets:
Consolidated	151,566	12.8	47,364	4.0	71,047	6.0
Wilson Bank	149,817	12.6	47,561	4.0	71,341	6.0
Tier 1 capital to average assets:
Consolidated	151,566	9.7	62,501	4.0	N/A	N/A
Wilson Bank	149,817	9.6	62,424	4.0	78,030	5.0

Salary Deferral Plans	12 Months Ended
Dec. 31, 2012
Salary Deferral Plans [Abstract]
Salary Deferral Plans
(18)	Salary Deferral Plans

Wilson Bank provides its executive officers an Executive Salary Continuation Plan, which also provides for death and disability benefits. The Executive Salary Continuation Plan was established by the Board of Directors to reward executive management for past performance and to provide additional incentive to retain the service of executive management. There were ten employees participating in the Executive Salary Continuation Plan at December 31, 2012.

The Executive Salary Continuation Plan provides retirement benefits for a period of 180 months after the employee reaches the age of 65 and/or age 55 after 20 years of service. The Executive Salary Continuation Plan also provides benefits over a period of fifteen years in the event the executive should die or become disabled prior to reaching retirement. Wilson Bank has purchased insurance policies or other assets to provide the benefits listed above. The insurance policies remain the sole property of Wilson Bank and are payable to Wilson Bank. At December 31, 2012 and 2011, the salary deferral compensation liability totaled $2,017,000 and $1,878,000, respectively, the cash surrender value of life insurance was $2,308,000 and $2,001,000, respectively, and the face amount of the insurance policies in force approximated $7,109,000 and $7,000,000, respectively. The Executive Salary Continuation Plan is not qualified under Section 401 of the Internal Revenue Code.

During November 2012, the Company amended its Executive Salary Continuation Plan effectively freezing accrual benefits so that no additional benefits will be accrued under the existing Executive Salary Continuation Plan. The frozen disability benefit will be paid until the applicable executive’s normal retirement age at which time such benefit will be reduced to the normal retirement benefit provided for under the applicable Executive Salary Continuation Plan agreement for the remaining benefit period.

In November 2012, Supplemental Executive Retirement Plan (SERP) Agreements were entered into with Wilson Bank’s executive officers to provide certain supplemental nonqualified pension benefits to the executives in coordination with the freezing of the benefits under the executive’s Salary Continuation Agreement. The SERP Agreements when combined with the frozen Salary Continuation Agreements continue to provide the executives with the same benefits as provided under the Salary Continuation Agreements for the 180-month period provided for thereunder and then continue a portion of that benefit for the remainder of each of the executives’ lives. In November 2012, Wilson Bank purchased Flexible Premium Indexed Deferred Annuity Contracts in the amount of $3,809,000 to fund the benefits under the SERP Agreements. The Salary Continuation Agreements, as amended, and the SERP Agreements together provide for the payment of an annual cash benefit to each of the executives (or their beneficiaries) following the executive’s separation from service from Wilson Bank under a variety of circumstances including both the executive’s voluntary termination of the executive’s employment with Wilson Bank and the involuntary termination of the executive by Wilson Bank without cause. The payments are made partially from the frozen Salary Continuation Agreements and partially from the SERP Agreements for 180 months following an executive’s termination of service (in most cases) and a portion of the payments then continue for the remainder of the executive’s life under the SERP Agreements.

Stock Option Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Stock Option Plan
(19)	Stock Option Plan

In April 1999, the stockholders of the Company approved the Wilson Bank Holding Company 1999 Stock Option Plan (the “1999 Stock Option Plan”). The Stock Option Plan provides for the granting of stock options, and authorizes the issuance of common stock upon the exercise of such options, for up to 200,000 shares of common stock, to officers and other key employees of the Company and its subsidiaries. Furthermore, the Company may reserve additional shares for issuance under the 1999 Stock Option Plan as needed in order that the aggregate number of shares that may be issued during the term of the 1999 Stock Option Plan is equal to five percent (5%) of the shares of common stock then issued and outstanding.

In April 2009, the Company’s shareholders approved the Wilson Bank Holding Company 2009 Stock Option Plan (the “2009 Stock Option Plan”). The 2009 Stock Option Plan is effective as of April 14, 2009 and replaces the 1999 Stock Option Plan which expired on April 13, 2009. Under the 2009 Stock Option Plan, awards may be in the form of options to acquire common stock of the Company. Subject to adjustment as provided by the terms of the 2009 Stock Option Plan, the maximum number of shares of common stock with respect to which awards may be granted under the 2009 Stock Option Plan is 75,000 shares. As of December 31, 2012, the Company has granted 29,750 options to employees pursuant to the 2009 Stock Option Plan.

Under the 2009 Stock Option Plan, stock option awards may be granted in the form of incentive stock options or nonstatutory stock options and are generally exercisable for up to ten years following the date such option awards are granted. Exercise prices of incentive stock options must be equal to or greater than 100% of the fair market value of the common stock on the grant date.

The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2012, 2011 and 2010:

	2012	2011	2010
Expected dividends	1.08%	1.12%	2.37%
Expected term (in years)	6.09	7.75	7.75
Expected volatility	27%	25%	15%
Risk-free rate	1.27%	2.74%	3.39%

The expected volatility is based on historical volatility adjusted for consideration of other relevant factors. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

A summary of the stock option activity for 2012, 2011 and 2010 is as follows:

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	52,708	$31.24	53,892	$29.46	41,370	$24.73
Granted	6,000	42.06	4,500	39.88	19,250	37.75
Exercised	(8,788)	21.50	(5,284)	20.76	(3,659)	20.92
Forfeited or expired	(933)	34.85	(400)	23.63	(3,069)	26.85

Outstanding at end of year	48,987	$34.24	52,708	$31.24	53,892	$29.46

Options exercisable at year end	11,453	$29.69	13,227	$25.00	11,574	$21.81

The following table summarizes information about fixed stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of	Number	Average	Remaining	Number	Average	Remaining
Exercise	Outstanding	Exercise	Contractual	Exercisable	Exercise	Contractual
Prices	at 12/31/12	Price	Term	at 12/31/12	Price	Term
$ 11.46—$ 17.19	1,401	$16.88	.3 years	734	$16.88	.3 years
$ 17.20—$ 25.79	5,981	$23.03	1.8 years	2,938	$23.49	2.0 years
$ 25.80—$ 38.70	31,855	$34.97	5.9 years	7,406	$32.91	5.2 years
$ 38.71—$ 43.25	9,750	$41.22	8.8 years	375	$39.88	8.1 years

	48,987			11,453

Aggregate intrinsic value
(in thousands)	$441			$155

The weighted average fair value at the grant date of options granted during the years 2012, 2011 and 2010 was $10.47, $11.53 and $6.01, respectively. The total intrinsic value of options exercised during the years 2012, 2011 and 2010 was $182,000, $108,000 and $67,000, respectively.

As of December 31, 2012, there was $210,000 of total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. The cost is expected to be recognized over a weighted-average period of 7.5 years.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
(20)	Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2012	2011	2010
Basic EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator—Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711

Basic earnings per common share	$1.65	1.38	1.25

Diluted EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator:
Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711
Dilutive effect of stock options	5,163	7,215	8,253

	7,365,648	7,288,122	7,206,964

Diluted earnings per common share	$1.65	1.38	1.25

Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value of Financial Instruments [Abstract]
Disclosures About Fair Value of Financial Instruments
(21)	Disclosures About Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. The definition of fair value focuses on the exit price, i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not the entry price, i.e., the price that would be paid to acquire the asset or received to assume the liability at the measurement date. The statement emphasizes that fair value is a market-based measurement; not an entity-specific measurement. Therefore, the fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.

Valuation Hierarchy

FASB ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Assets

Securities available-for-sale - Where quoted prices are available for identical securities in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and certain other financial products. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics and are classified within Level 2 of the valuation hierarchy. In certain cases where there is limited activity or less transparency around inputs to the valuation and more complex pricing models or discounted cash flows are used, securities are classified within Level 3 of the valuation hierarchy.

Impaired loans - A loan is considered to be impaired when it is probable the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less selling costs if the loan is collateral dependent. If the recorded investment in the impaired loan exceeds the measure of fair value, a valuation allowance may be established as a component of the allowance for loan losses or the expense is recognized as a charge-off. Impaired loans are classified within Level 3 of the hierarchy due to the unobservable inputs used in determining their fair value such as collateral values and the borrower’s underlying financial condition.

Assets, Continued

Other real estate owned—Other real estate owned “OREO” represents real estate foreclosed upon by the Company through loan defaults by customers or acquired in lieu of foreclosure. Substantially all of these amounts relate to lots, homes and development projects that are either completed or are in various stages of construction for which the Company believes it has adequate collateral. Upon foreclosure, the property is recorded at the lower of cost or fair value, based on appraised value, less selling costs estimated as of the date acquired with any loss recognized as a charge-off through the allowance for loan losses. Additional OREO losses for subsequent valuation downward adjustments are determined on a specific property basis and are included as a component of noninterest expense along with holding costs. Any gains or losses realized at the time of disposal are also reflected in noninterest expense, as applicable. OREO is included in Level 3 of the valuation hierarchy due to the lack of observable market inputs into the determination of fair value. Appraisal values are property-specific and sensitive to the changes in the overall economic environment.

Other assets – Included in other assets are certain assets carried at fair value, including the cash surrender value of bank owned life insurance policies and annuity contracts. The Company uses financial information received from insurance carriers indicating the performance of the insurance policies and cash surrender values in determining the carrying value of life insurance. The Company reflects these assets within Level 3 of the valuation hierarchy due to the unobservable inputs included in the valuation of these items. The Company does not consider the fair values of these policies to be materially sensitive to changes in these unobservable inputs.

The following tables present the financial instruments carried at fair value as of December 31, 2012 and December 31, 2011, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$122,698	—	122,698	—
Mortgage-backed securities	181,128	—	181,128	—
State and municipal securities	13,452	—	13,452	—

Total investment securities available-for-sale	317,278	—	317,278	—
Other assets	6,315	—	—	6,315

Total assets at fair value	$323,593	—	317,278	6,315

December 31, 2011
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$114,926	—	114,926	—
Mortgage-backed securities	194,167	—	194,167	—
State and municipal securities	1,638	—	1,638	—

Total investment securities available-for-sale	310,731	—	310,731	—
Other assets	2,001	—	—	2,001

Total assets at fair value	$312,732	—	310,731	2,001

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Other real estate owned	$15,307	—	—	15,307
Impaired loans, net (¹)	34,125	—	—	34,125

Total	$49,432	—	—	49,432

December 31, 2011
Other real estate owned	$19,117	—	—	19,117
Impaired loans, net (¹)	49,474	—	—	49,474

Total	$68,591	—	—	68,591

(¹)	Amount is net of a valuation allowance of $6.9 million at December 31, 2012 and $9.0 million at December 31, 2011 as required by ASC 310-10, “Receivables.”

In the case of the bond portfolio, the Company monitors the valuation technique utilized by various pricing agencies to ascertain when transfers between levels have been affected. The nature of the remaining assets and liabilities is such that transfers in and out of any level are expected to be rare. For the twelve months ended December 31, 2012, there were no transfers between Levels 1, 2 or 3.

The table below includes a rollforward of the balance sheet amounts for the twelve months ended December 31, 2012 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Twelve Months Ended December 31,
	2012		2011
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$2,001	—	1,554	—
Total realized gains included in income	242	—	61	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	4,072	—	386	—
Transfers out of Level 3	—	—	—	—

Fair value, December 31	$6,315	—	2,001	—

Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$—	—	—	—

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments that are not measured at fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow models. Those models are significantly affected by the assumptions used, including the discount rates, estimates of future cash flows and borrower creditworthiness. The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and December 31, 2011. Such amounts have not been revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

Held-to-maturity securities - Estimated fair values for investment securities are based on quoted market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics.

Loans - The fair value of our loan portfolio includes a credit risk factor in the determination of the fair value of our loans. This credit risk assumption is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction. Our loan portfolio is initially fair valued using a segmented approach. We divide our loan portfolio into the following categories: variable rate loans, impaired loans and all other loans. The results are then adjusted to account for credit risk.

For variable-rate loans that reprice frequently and have no significant change in credit risk, fair values approximate carrying values. Fair values for impaired loans are estimated using discounted cash flow models or based on the fair value of the underlying collateral. For other loans, fair values are estimated using discounted cash flow models, using current market interest rates offered for loans with similar terms to borrowers of similar credit quality. The values derived from the discounted cash flow approach for each of the above portfolios are then further discounted to incorporate credit risk to determine the exit price.

Mortgage loans held-for-sale - Mortgage loans held-for-sale are carried at the lower of cost or fair value. The estimate of fair value is equal to the carrying value of these loans as they are usually sold within a few weeks of their origination.

Deposits and Securities sold under agreements to repurchase - The carrying amounts of demand deposits, savings deposits and securities sold under agreements to repurchase, approximate their fair values. Fair values for certificates of deposit are estimated using discounted cash flow models, using current market interest rates offered on certificates with similar remaining maturities.

Off-Balance Sheet Instruments - The fair values of the Company’s off-balance-sheet financial instruments are based on fees charged to enter into similar agreements. However, commitments to extend credit do not represent a significant value to the Company until such commitments are funded.

The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2012 and December 31, 2011. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization. For financial liabilities such as noninterest bearing demand, interest-bearing demand, and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Financial assets:
Securities held-to-maturity	$15,508	16,317	—	16,317	—
Loans, net	1,142,111	1,166,664	—	—	1,166,664
Mortgage loans held-for-sale	15,648	15,648	—	—	15,648
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,504,506	1,506,186	—	—	1,506,186
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011
Financial assets:
Securities held-to-maturity	$14,464	15,266	—	15,266	—
Loans, net	1,098,733	1,107,440	—	—	1,107,440
Mortgage loans held-for-sale	14,775	14,775	—	—	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,413,461	1,415,460	—	—	1,415,460
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(¹)	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.

Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Wilson Bank Holding Company - Parent Company Financial Information [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
(22)	Wilson Bank Holding Company - Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2012 and 2011

	Dollars In Thousands
	2012		2011
ASSETS
Cash	$1,337	*	1,579	*
Investment in wholly-owned commercial bank subsidiary	168,188		155,599
Refundable income taxes	173		170

Total assets	$169,698		157,348

LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	$14,838		14,608
Additional paid-in capital	51,242		46,734
Retained earnings	101,046		95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572		865

Total stockholders’ equity	169,698		157,348

Total liabilities and stockholders’ equity	$169,698		157,348

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2012

	Dollars In Thousands
	2012	2011	2010
Expenses:
Directors’ fees	$319	346	346
Other	88	64	45

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(407)	(410)	(391)
Federal income tax benefits	173	170	164

	(234)	(240)	(227)
Equity in undistributed earnings of commercial bank subsidiary	12,382 *	10,290 *	9,254 *

Net earnings	12,148	10,050	9,027

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,158, $2,685 and $1,578, respectively	1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively	(160)	(119)	(328)

Other comprehensive earnings (losses)	1,707	4,211	(2,874)

Comprehensive earnings	$13,855	14,261	6,153

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2012

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities	Total
Balance December 31, 2009	$14,295	41,022	84,712	(472)	139,557
Cash dividends declared, $.60 per share	—	—	(4,300)	—	(4,300)
Issuance of 79,816 shares of stock pursuant to dividend reinvestment plan	160	2,892	—	—	3,052
5,969 common shares repurchased	(12)	(213)	—	—	(225)
Issuance of 3,659 shares of stock pursuant to exercise of stock options	7	69	—	—	76
Share based compensation expense	—	20	—	—	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782	—	—	—	(2,874)	(2,874)
Net earnings for the year	—	—	9,027	—	9,027

Balance December 31, 2010	14,450	43,790	89,439	(3,346)	144,333
Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	14,608	46,734	95,141	865	157,348
Cash dividends declared, $.85 per share	—	—	(6,243)	—	(6,243)
Issuance of 106,230 shares of stock pursuant to dividend reinvestment plan	212	4,306	—	—	4,518
Issuance of 8,788 shares of stock pursuant to exercise of stock options	18	171	—	—	189
Share based compensation expense	—	31	—	—	31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,058	—	—	—	1,707	1,707
Net earnings for the year	—	—	12,148	—	12,148

Balance December 31, 2012	$14,838	51,242	101,046	2,572	169,698

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2012

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2012	2011	2010
Cash flows from operating activities:
Cash paid to suppliers and other	$(376)	(386)	(371)
Tax benefits received	170	164	228

Net cash used in operating activities	(206)	(222)	(143)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	1,500	—	4,500

Net cash provided by investing activities	1,500	—	4,500

Cash flows from financing activities:
Dividends paid	(6,243)	(4,348)	(4,300)
Proceeds from sale of stock pursuant to dividend reinvestment	4,518	3,218	3,052
Proceeds from exercise of stock options	189	110	76
Common shares repurchased	—	(249)	(225)

Net cash used in financing activities	(1,536)	(1,269)	(1,397)

Net increase (decrease) in cash and cash equivalents	(242)	(1,491)	2,960
Cash and cash equivalents at beginning of year	1,579	3,070	110

Cash and cash equivalents at end of year	$1,337	1,579	3,070

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2012

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2012	2011	2010
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(12,382)	(10,290)	(9,254)
Decrease (increase) in refundable income taxes	(3)	(6)	64
Share based compensation expense	31	24	20

Total adjustments	(12,354)	(10,272)	(9,170)

Net cash used in operating activities	$(206)	(222)	(143)

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(23)	Quarterly Financial Data (Unaudited)

Selected quarterly results of oeprations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2012				2011				2010
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$18,263	18,027	18,166	17,905	17,959	18,295	18,181	17,915	18,376	18,919	19,669	19,216
Net interest income	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492
Provision for loan losses	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106
Earnings before income taxes	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585
Basic earnings per common share	0.37	0.47	0.43	0.39	0.31	0.37	0.36	0.34	0.23	0.43	0.23	0.36
Diluted earnings per common share	0.37	0.47	0.43	0.39	0.31	0.36	0.36	0.34	0.23	0.43	0.23	0.36

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(24)	Subsequent Events

ASC Topic 855, Subsequent Events, as amended by ASU No. 2010-90, establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company evaluated all events or transactions that occurred after December 31, 2012, through the date of the issued financial statements. During this period there were no material recognizable subsequent events that required recognition in our disclosures to the December 31, 2012 financial statements.

This financial information has not been reviewed for accuracy or relevance by the FDIC.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation
(a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Wilson Bank. All significant intercompany accounts and transactions have been eliminated in consolidation.

Nature of Operations
(b)	Nature of Operations

Wilson Bank operates under a state bank charter and provides full banking services. As a state bank, Wilson Bank is subject to regulations of the Tennessee Department of Financial Institutions and the Federal Deposit Insurance Corporation (“FDIC”). The areas served by Wilson Bank include Wilson County, DeKalb County, Rutherford County, Smith County, Trousdale County, Sumner County, and eastern Davidson County, Tennessee and surrounding counties in Middle Tennessee. Services are provided at the main office and twenty-four branch locations.

Estimates
(c)	Estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, other-than-temporary impairments of securities, and the fair value of financial instruments.

Significant Group Concentrations of Credit Risk
(d)	Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Middle Tennessee. The types of securities in which the Company invests are included in note 3. The types of lending in which the Company engages are included in note 2. The Company does not have any significant concentrations to any one industry or customer other than as disclosed in note 2.

Residential 1-4 family, commercial real estate and construction mortgage loans, represented 29%, 40% and 16% and 31%, 37% and 15% of the loan portfolio at December 31, 2012 and 2011, respectively.

Loans
(e)	Loans

The Company grants mortgage, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by mortgage loans throughout Middle Tennessee. The ability of the Company’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for unearned income, the allowance for loan losses, and any unamortized deferred fees or costs on originated loans, and premiums or discounts on purchased loans.

Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized on a straight line basis over the respective term of the loan.

As part of our routine credit monitoring process, loans receive risk ratings by the assigned credit officer and are subject to validation by our independent loan review department. Risk ratings are categorized as pass, special mention, substandard or doubtful. The Company believes that our categories follow those outlined by our primary regulatory.

Generally the accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than when they become 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses
(f)	Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by management and is based upon management’s monthly review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

In assessing the adequacy of the allowance, we also consider the results of our ongoing independent loan review process. We undertake this process both to ascertain whether there are loans in the portfolio whose credit quality has weakened over time and to assist in our overall evaluation of the risk characteristics of the entire loan portfolio. Our loan review process includes the judgment of management, independent loan reviewers, and reviews that may have been conducted by third-party reviewers. We incorporate relevant loan review results in the loan impairment determination. In addition, regulatory agencies, as an integral part of their examination process, will periodically review the Company’s allowance for loan losses and may require the Company to record adjustments to the allowance based on their judgment about information available to them at the time of their examinations.

In addition to the independent loan review process, the aforementioned risk ratings are subject to continual review by the loan officer to determine that the appropriate risk ratings are being utilized in our allowance for loan loss process. Each risk rating is also subject to review by our independent loan review department. Currently, our independent loan review department targets reviews of 100% of existing loan relationships with aggregate debt of $1.0 million and greater and new loans with aggregate debt of $500,000 and greater. In addition, loan review targets portfolio segments, loans assigned to a particular lending officer, and loans with four or more renewals.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and other adjustments based on management’s assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial, mortgage and agricultural loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Debt and Equity Securities
(g)	Debt and Equity Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Trading securities are recorded at fair value with changes in fair value included in earnings. Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Other-than-temporary Impairment—A decline in the fair value of any available-for-sale or held-to-maturity security below cost that is deemed to be other-than-temporary results in a reduction in the carrying amount of the security. To determine whether impairment is other-than-temporary, management considers whether the entity expects to recover the entire amortized cost basis of the security by reviewing the present value of the future cash flows associated with the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is referred to as a credit loss and is deemed to be other-than-temporary impairment. If a credit loss is identified, the credit loss is recognized as a charge to earnings and a new cost basis for the security is established. If management concludes that no credit loss exists and it is not more-likely-than-not that it will be required to sell the security before maturity, then the security is not other-than-temporarily impaired and the shortfall is recorded as a component of equity.

No securities have been classified as trading securities.

Federal Home Loan Bank Stock
(h)	Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank (“FHLB”) Cincinnati system, is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. Management reviews for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.

Loans Held for Sale
(i)	Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value. For loans carried at lower of cost or fair value, gains and losses on loans sales (sales proceeds minus carrying value) are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan.

Premises and Equipment
(j)	Premises and Equipment

Premises and equipment are stated at cost. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the related assets. Gain or loss on items retired and otherwise disposed of is credited or charged to operations and cost and related accumulated depreciation are removed from the asset and accumulated depreciation accounts.

Expenditures for major renovations and improvements of premises and equipment are capitalized and those for maintenance and repairs are charged to earnings as incurred.

Other Real Estate
(k)	Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to their acquisition by the Company, valuations of these assets are periodically performed by management, and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance [i.e. any direct write-downs] are included in net expenses from foreclosed assets.

Intangible Assets
(l)	Intangible Assets

The Financial Accounting Standards Board “FASB” Accounting Standards Codification “ASC” 310, Goodwill and Other Intangible Assets requires that management determine the allocation of intangible assets into identifiable groups at the date of acquisition and that appropriate amortization periods be established. Under the provisions of FASB ASC 310, goodwill is not to be amortized; rather, it is to be monitored for impairment and written down to the impairment value at the time impairment occurs. The Company has determined that no impairment loss needs to be recognized related to its goodwill.

Cash and Cash Equivalents
(m)	Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and Federal funds sold. Generally, Federal funds sold are purchased and sold for one-day periods. Management makes deposits only with financial institutions it considers to be financially sound.

Long-Term Assets
(n)	Long-Term Assets

Premises and equipment, intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Securities Sold Under Agreements to Repurchase
(o)	Securities Sold Under Agreements to Repurchase

Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by Federal deposit insurance.

Income Taxes
(p)	Income Taxes

The Company accounts for Income Taxes in accordance with income tax accounting guidance (FASB ASC 740, Income Taxes). On January 1, 2007, the Company adopted accounting guidance related to accounting for uncertainty in income taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions.

The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management’s judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

Stock Options
(q)	Stock Options

Stock compensation accounting guidance (FASB ASC 718, Compensation—Stock Compensation) requires that the compensation cost relating to share-based payment transactions be recognized in financial statements. That cost will be measured based on the grant date fair value of the equity or liability instruments issued. The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees’ service period, generally defined as the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. The Black-Scholes model is used to estimate the fair value of stock options.

Advertising Costs
(r)	Advertising Costs
Advertising costs are expensed as incurred by the Company and totaled $1,230,000, $1,019,000 and $813,000 for 2012, 2011 and 2010, respectively.
Earnings Per Share
(s)	Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.

Fair Value of Financial Instruments
(t)	Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in note 21 of the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications
(u)	Reclassifications
Certain reclassifications have been made to the 2011 and 2010 figures to conform to the presentation for 2012.
Off-Balance-Sheet Financial Instruments
(v)	Off-Balance-Sheet Financial Instruments

In the ordinary course of business Wilson Bank, has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Impact of New Accounting Standards
(w)	Impact of New Accounting Standards

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income — Presentation of Comprehensive Income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of stockholders’ equity. Rather, it gives an entity the choice to present the components of net income and other comprehensive income in either a single continuous statement or two separate but consecutive statements. The components of comprehensive income and timing of reclassification of an item to net income do not change with this update. ASU 2011-05 requires retrospective application and was effective for annual and interim periods beginning after December 15, 2011. The Company adopted this ASU in the first quarter of 2012 and has presented separate Consolidated Statements of Comprehensive Income.

In September 2011, the FASB issued ASU No. 2011-8, Intangibles — Goodwill and Other, regarding testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). Based on the qualitative assessment, if an entity determines that the fair value of a reporting unit is more than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was adopted by the Company beginning January 1, 2012 and was used in our annual assessment as of December 31, 2012. The results of our qualitative assessment indicated that the fair value of our reporting units was more than its carrying value, and accordingly, the two-step goodwill impairment test was not performed.

In April 2011, FASB issued ASU No. 2011-02 A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU were effective for the quarter ended September 30, 2011.

As a result of applying these amendments, the Company reviewed all substandard loans that were renewed since January 1, 2011 and in 2011 identified two new loan modifications that qualified as a troubled debt restructuring. Pursuant to the guidance set forth in the standard, an impairment amount was calculated on each identified transaction consistent with the methodology followed for other impaired loans, described above.

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Schedule details the loans of the Company

	In Thousands
	2012	2011
Mortgage loans on real estate:
Residential 1-4 family	$341,977	344,029
Multifamily	16,140	9,791
Commercial	469,757	422,531
Construction	190,356	166,460
Farmland	26,319	35,691
Second mortgages	12,477	14,711
Equity lines of credit	36,260	39,307

Total mortgage loans on real estate	1,093,286	1,032,520

Commercial loans	30,545	38,736

Agriculture loans	2,238	2,556

Consumer installment loans:
Personal	38,463	41,521
Credit cards	3,250	3,168

Total consumer installment loans	41,713	44,689

Other loans	2,738	6,788

	1,170,520	1,125,289
Net deferred loan fees	(2,912)	(2,031)

Total loans	1,167,608	1,123,258
Less: Allowance for loan losses	(25,497)	(24,525)

Loans, net	$1,142,111	1,098,733

Schedule of loans and leases receivable related parties

	In Thousands
	December 31,
	2012	2011
Balance, January 1	$9,872	9,919
New loans and renewals during the year	5,735	9,698
Repayments (including loans paid by renewal) during the year	(6,298)	(9,745)

Balance, December 31	$9,309	9,872

Company's impaired loans

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With no related allowance recorded:
Residential 1-4 family	$3,418	3,418	—	4,134	215
Multifamily	—	—	—	103	—
Commercial real estate	4,439	5,439	—	5,371	66
Construction	1,952	4,252	—	6,166	74
Farmland	—	—	—	37	—
Second mortgages	606	606	—	667	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural	—	—	—	—	—

	$10,415	13,715	—	16,478	355

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With allowance recorded:
Residential 1-4 family	$5,950	5,950	1,318	6,084	325
Multifamily	—	—	—	—	—
Commercial real estate	12,504	12,504	2,319	14,580	509
Construction	8,963	8,963	2,014	8,171	52
Farmland	2,826	2,826	1,160	3,155	57
Second mortgages	156	156	47	155	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$30,571	30,571	6,861	32,584	962

Total:
Residential 1-4 family	$9,368	9,368	1,318	10,218	540
Multifamily	—	—	—	103	—
Commercial real estate	16,943	17,943	2,319	19,951	575
Construction	10,915	13,215	2,014	14,337	126
Farmland	2,826	2,826	1,160	3,192	57
Second mortgages	762	762	47	822	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$40,986	44,286	6,861	49,062	1,317

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With no related allowance recorded:
Residential 1-4 family	$6,263	6,439	—	4,670	271
Multifamily	412	412	—	414	23
Commercial real estate	6,711	6,711	—	4,461	268
Construction	8,418	8,918	—	7,327	186
Farmland	—	—	—	1,366	—
Second mortgages	606	606	—	606	—
Equity lines of credit	—	—	—	93	—
Commercial	—	176	—	51	—
Agricultural	—	—	—	—	—

	$22,410	23,262	—	18,988	748

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With allowance recorded:
Residential 1-4 family	$5,310	5,310	1,053	7,361	262
Multifamily	—	—	—	—	—
Commercial real estate	16,971	16,971	3,744	15,826	673
Construction	8,215	8,215	2,228	12,250	137
Farmland	4,261	4,261	1,193	3,181	129
Second mortgages	316	316	41	199	10
Equity lines of credit	170	170	15	43	8
Commercial	849	849	754	928	32
Agricultural	—	—	—	—	—

	$36,092	36,092	9,028	39,788	1,251

Total:
Residential 1-4 family	$11,573	11,749	1,053	12,031	533
Multifamily	412	412	—	414	23
Commercial real estate	23,682	23,682	3,744	20,287	941
Construction	16,633	17,133	2,228	19,577	323
Farmland	4,261	4,261	1,193	4,547	129
Second mortgages	922	922	41	805	10
Equity lines of credit	170	170	15	136	8
Commercial	849	1,025	754	979	32
Agricultural	—	—	—	—	—

	$58,502	59,354	9,028	58,776	1,999

Loans on Nonaccrual Status

	In Thousands
	2012	2011
Residential 1-4 family	$930	2,256
Multifamily	—	—
Commercial real estate	4,445	4,995
Construction	9,626	14,378
Farmland	1,248	2,695
Second mortgages	606	606
Equity lines of credit	—	—
Commercial	—	35
Installment and other	—	—

Total	$16,855	24,965

Credit quality indicators

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2012
Pass	$326,648	16,087	452,350	179,114	23,253	11,123	35,756	30,499	2,215	44,057	1,121,102
Special mention	9,969	53	5,699	282	71	477	295	32	5	98	16,981
Substandard	5,360	—	11,708	10,960	2,995	877	209	14	18	296	32,437
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

December 31, 2011
Pass	$326,406	9,245	398,459	149,451	31,251	13,158	38,803	37,691	2,534	51,010	1,058,008
Special mention	9,537	53	7,963	459	76	517	316	37	—	157	19,115
Substandard	8,086	493	16,109	16,550	4,364	1,036	188	1,008	22	310	48,166
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Age Analysis of Past Due Loans

	In Thousands
			Nonaccrual				Recorded
			and	Total			Investment
	30-59	60-89	Greater	Nonaccrual			Greater Than
	Days	Days	Than	and		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing
December 31, 2012
Residential 1-4 family	$5,297	1,448	1,524	8,269	333,708	341,977	594
Multifamily	—	—	—	—	16,140	16,140	—
Commercial real estate	1,599	710	4,470	6,779	462,978	469,757	25
Construction	796	72	9,650	10,518	179,838	190,356	24
Farmland	260	43	1,248	1,551	24,768	26,319	—
Second mortgages	396	7	677	1,080	11,397	12,477	71
Equity lines of credit	186	173	46	405	35,855	36,260	46
Commercial	204	24	54	282	30,263	30,545	54
Agricultural, installment and other	488	143	105	736	45,953	46,689	105

Total	$9,226	2,620	17,774	29,620	1,140,900	1,170,520	919

December 31, 2011
Residential 1-4 family	$4,003	1,029	3,566	8,598	335,431	344,029	1,310
Multifamily	53	—	—	53	9,738	9,791	—
Commercial real estate	548	1,803	8,990	11,341	411,190	422,531	3,995
Construction	329	—	14,473	14,802	151,658	166,460	95
Farmland	46	—	2,695	2,741	32,950	35,691	—
Second mortgages	49	50	640	739	13,972	14,711	34
Equity lines of credit	36	64	—	100	39,207	39,307	—
Commercial	64	44	148	256	38,480	38,736	113
Agricultural, installment and other	327	172	123	622	53,411	54,033	123

Total	$5,455	3,162	30,635	39,252	1,086,037	1,125,289	5,670

Transactions in the allowance for loan losses

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525
Provision	1,557	35	5,021	3,020	284	62	(65)	(544)	(4)	162	9,528
Charge-offs	(1,331)	—	(4,057)	(2,226)	(462)	(120)	(96)	(454)	—	(412)	(9,158)
Recoveries	59	—	99	174	7	4	—	71	—	188	602

Ending balance	$5,699	89	9,305	7,191	1,658	272	492	382	15	394	25,497

Ending balance individually evaluated for impairment	$1,318	—	2,319	2,014	1,160	47	3	—	—	—	6,861

Ending balance collectively evaluated for impairment	$4,381	89	6,986	5,177	498	225	489	382	15	394	18,636

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

Ending balance individually evaluated for impairment	$9,368	—	16,943	10,915	2,826	762	172	—	—	—	40,986

Ending balance collectively evaluated for impairment	$332,609	16,140	452,814	179,441	23,493	11,715	36,088	30,545	2,238	44,451	1,129,534

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177
Provision	2,311	8	2,228	2,279	1,137	311	18	640	(47)	(207)	8,678
Charge-offs	(2,108)	—	(1,283)	(1,681)	(296)	(268)	(148)	(516)	(1)	(461)	(6,762)
Recoveries	71	—	12	67	—	7	16	22	—	237	432

Ending balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525

Ending balance individually evaluated for impairment	$1,053	—	3,744	2,228	1,193	41	15	754	—	—	9,028

Ending balance collectively evaluated for impairment	$4,361	54	4,498	3,995	636	285	638	555	19	456	15,497

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Ending balance individually evaluated for impairment	$11,573	412	23,682	16,633	4,261	922	170	849	—	—	58,502

Ending balance collectively evaluated for impairment	$332,456	9,379	398,849	149,827	31,430	13,789	39,137	37,887	2,556	51,477	1,066,787

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Troubled debt restructuring categorized by loan

	December 31, 2012			December 31, 2011
			Post			Post
			Modification			Modification
		Pre	Outstanding		Pre	Outstanding
		Modification	Recorded		Modification	Recorded
		Outstanding	Investment,		Outstanding	Investment,
	Number	Recorded	Net of Related	Number of	Recorded	Net of Related
	of Contracts	Investment	Allowance	Contracts	Investment	Allowance
Residential 1-4 family	1	$365	$275	1	$3,938	$3,088
Multifamily	—	—	—	—	—	—
Commercial real estate	1	416	354	—	—	—
Construction	3	1,291	1,291	—	—	—
Farmland	1	1,445	595	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	1	245	95
Agricultural, installment and other	2	17	17	—	—	—

Total	8	$3,534	$2,532	2	$4,183	$3,183

Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Equity Securities [Abstract]
Summary of debt and equity securities

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,918	122	—	3,040
Obligations of states and political subdivisions	12,590	687	—	13,277

	$15,508	809	—	16,317

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$122,110	643	55	122,698
Mortgage-backed:
GSE residential	177,787	3,373	32	181,128
Obligations of states and political subdivisions	13,214	267	29	13,452

	$313,111	4,283	116	317,278

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

There were no collateralized mortgage obligations at December 31, 2011. Included in mortgage-backed GSE residential available for sale securities are collateralized mortgage obligations totaling $9,262,000 (fair value of $9,357,000) at December 31, 2012.

The Company’s classification of securities at December 31, 2011 is as follows:

	Securities Held-To-Maturity
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
Mortgage-backed:
Government-sponsored enterprises
(GSEs)* residential	$2,425	103	—	2,528
Obligations of states and political subdivisions	12,039	699	—	12,738

	$14,464	802	—	15,266

	Securities Available-For-Sale
	In Thousands
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Market
	Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)*	$114,819	268	161	114,926
Mortgage-backed:
GSE residential	192,989	1,379	201	194,167
Obligations of states and political subdivisions	1,521	117	—	1,638

	$309,329	1,764	362	310,731

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation,

Federal Home Loan Banks, Federal Farm Credit Banks, and Government National Mortgage Association.

Maturity of amortized cost and estimated market value of debt securities

	In Thousands
Securities Held-To-Maturity		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$1,881	1,895
Due after one year through five years	5,509	5,833
Due after five years through ten years	3,542	3,752
Due after ten years	1,658	1,797

	12,590	13,277
Mortgage-backed securities	2,918	3,040

	$15,508	16,317

	In Thousands
Securities Available-For-Sale		Estimated
	Amortized	Market
	Cost	Value
Due in one year or less	$2,009	2,013
Due after one year through five years	25,198	25,321
Due after five years through ten years	97,812	98,489
Due after ten years	10,305	10,327

	135,324	136,150
Mortgage-backed securities	177,787	181,128

	$313,111	317,278

Sales of debt and equity securities

	In Thousands
	2012	2011	2010
Gross proceeds	$37,353	26,452	59,532

Gross realized gains	$261	192	551
Gross realized losses	2	—	19

Net realized gains	$259	192	532

Gross unrealized losses and fair value of the Company's investments

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number			Number
			of			of
	Fair	Unrealized	Securities	Fair	Unrealized	Securities	Fair	Unrealized
	Value	Losses	Included	Value	Losses	Included	Value	Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$—	$—	—	$—	$—	—	$—	$—
Obligations of states and political subdivisions	—	—	—	—	—	—	—	—

	$—	$—	—	$—	$—	—	$—	$—

Available-for-Sale Securities:
Debt securities:
GSEs	$22,159	$55	9	$—	$—	—	$22,159	$55
Mortgage-backed:

GSE residential	7,244	32	3	—	—	—	7,244	32
Obligations of states and political subdivisions	3,398	29	10	—	—	—	3,398	29

	$32,801	$116	22	$—	$—	—	$32,801	$116

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Detail of premises and equipment

	In Thousands
	2012	2011
Land	$15,115	15,111
Buildings	25,114	23,578
Leasehold improvements	140	140
Furniture and equipment	5,765	5,636
Automobiles	119	92
Construction-in-progress	—	1,118

	46,253	45,675
Less accumulated depreciation	(10,400)	(10,238)

	$35,853	35,437

Acquired Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill [Abstract]
Intangible assets result from the excess of purchase price over the applicable book value of the net assets

	In Thousands
	2012	2011
Amortizable intangible assets:
Premium on purchased deposits	$2,787	2,787
Accumulated amortization	2,787	2,675

	$—	112

Amortization Expense

	For the Year Ended December 31,
	2012	2011	2010
Amortization expense	$112	396	396

Goodwill

	In Thousands
	2012	2011
Goodwill:
Balance at January 1,	$4,805	$4,805
Goodwill acquired during year	—	—
Impairment loss	—	—

Balance at December 31,	$4,805	$4,805

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits/Securities Sold Under Repurchase Agreements [Abstract]
Deposits

	In Thousands
	2012	2011
Demand deposits	$126,953	107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967

	$1,493,922	1,406,042

Principal maturities of certificate of deposit and individual retirement accounts

(In Thousands)
Maturity	Total
2013	$360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter	—

$623,031

Non-Interest Income and Non-Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Non-Interest Expense [Abstract]
Components of Non-Interest Income and Non-Interest Expense

	In Thousands
	2012	2011	2010
Non-interest income:
Service charges on deposits	$4,568	5,356	5,354
Other fees and commissions	7,603	6,859	6,105
Security gains, net	259	192	532
Fees and gains on sales of loans	3,602	2,069	2,275
Other income	3	—	—

	$16,035	14,476	14,266

	In Thousands
	2012	2011	2010
Non-interest expense:
Employee salaries and benefits	$23,984	22,723	18,799
Occupancy expenses	2,626	2,524	2,407
Furniture and equipment expenses	1,175	1,156	1,251
Loss on sales of other assets, net	2	15	21
Write downs and loss on sales of other real estate, net	3,286	3,560	1,113
Data processing expenses	1,433	1,322	1,255
FDIC insurance	1,738	1,756	2,232
Directors’ fees	762	739	733
Other operating expenses	10,092	9,868	8,894

	$45,098	43,663	36,705

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the net deferred tax asset

	In Thousands
	2012	2011
Deferred tax asset:
Federal	$10,177	9,102
State	1,616	1,465

	11,793	10,567

Deferred tax liability:
Federal	(2,947)	(1,726)
State	(603)	(353)

	(3,550)	(2,079)

	$8,243	8,488

Deferred tax assets (liabilities) in which tax effects of significant item that gave rise

	In Thousands
	2012	2011
Financial statement allowance for loan losses in excess of tax allowance	$9,298	8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	—	(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38	—

	$8,243	8,488

Summary of components of income tax expense (benefit)

	In Thousands
	Federal	State	Total
2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

Reconciliation of actual income tax expense to the expected tax expense

	In Thousands
	2012	2011	2010
Computed “expected” tax expense	$6,686	5,642	5,051
State income taxes, net of Federal income tax benefit	780	694	587
Tax exempt interest, net of interest expense exclusion	(203)	(199)	(196)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	206	187	194
Earnings on cash surrender value of life insurance	(82)	(21)	(19)
Expenses not deductible for tax purposes	26	24	19
Stock based compensation expense	10	8	7
Other	92	210	185

	$7,515	6,545	5,828

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Future minimum rental payments under operating leases

Years Ending December 31,	In Thousands
2013	$83
2014	59
2015	42
2016	13
2017	9

Financial Instruments With Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

	In Thousands
	Contract or Notional Amount
	2012	2011
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$189,486	158,623
Standby letters of credit	25,385	16,747

Total	$214,871	175,370

Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Equity Securities/Dividend Reinvestment Plan/Regulatory Matters and Restrictions on Dividends [Abstract]
Summary of Company's and Wilson Banks actual capital amounts and ratios

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012
Total capital to risk weighted assets:
Consolidated	$178,162	14.2%	$100,373	8.0%	$125,466	10.0%
Wilson Bank	176,652	14.1	100,228	8.0	125,285	10.0
Tier 1 capital to risk weighted assets:
Consolidated	162,321	12.9	50,332	4.0	75,498	6.0
Wilson Bank	160,811	12.8	50,253	4.0	73,380	6.0
Tier 1 capital to average assets:
Consolidated	162,321	9.8	66,253	4.0	N/A	N/A
Wilson Bank	160,811	9.7	66,314	4.0	82,892	5.0

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2011
Total capital to risk weighted assets:
Consolidated	$166,534	14.0%	$95,162	8.0%	$118,953	10.0%
Wilson Bank	164,775	13.9	94,835	8.0	118,543	10.0
Tier 1 capital to risk weighted assets:
Consolidated	151,566	12.8	47,364	4.0	71,047	6.0
Wilson Bank	149,817	12.6	47,561	4.0	71,341	6.0
Tier 1 capital to average assets:
Consolidated	151,566	9.7	62,501	4.0	N/A	N/A
Wilson Bank	149,817	9.6	62,424	4.0	78,030	5.0

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions

	2012	2011	2010
Expected dividends	1.08%	1.12%	2.37%
Expected term (in years)	6.09	7.75	7.75
Expected volatility	27%	25%	15%
Risk-free rate	1.27%	2.74%	3.39%

Summary of the stock option activity

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	52,708	$31.24	53,892	$29.46	41,370	$24.73
Granted	6,000	42.06	4,500	39.88	19,250	37.75
Exercised	(8,788)	21.50	(5,284)	20.76	(3,659)	20.92
Forfeited or expired	(933)	34.85	(400)	23.63	(3,069)	26.85

Outstanding at end of year	48,987	$34.24	52,708	$31.24	53,892	$29.46

Options exercisable at year end	11,453	$29.69	13,227	$25.00	11,574	$21.81

Summary of Information about fixed Stock Options

	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of	Number	Average	Remaining	Number	Average	Remaining
Exercise	Outstanding	Exercise	Contractual	Exercisable	Exercise	Contractual
Prices	at 12/31/12	Price	Term	at 12/31/12	Price	Term
$ 11.46—$ 17.19	1,401	$16.88	.3 years	734	$16.88	.3 years
$ 17.20—$ 25.79	5,981	$23.03	1.8 years	2,938	$23.49	2.0 years
$ 25.80—$ 38.70	31,855	$34.97	5.9 years	7,406	$32.91	5.2 years
$ 38.71—$ 43.25	9,750	$41.22	8.8 years	375	$39.88	8.1 years

	48,987			11,453

Aggregate intrinsic value
(in thousands)	$441			$155

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Summary of components comprising basic and diluted earnings per share

	In Thousands (except share data)
	2012	2011	2010
Basic EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator—Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711

Basic earnings per common share	$1.65	1.38	1.25

Diluted EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator:
Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711
Dilutive effect of stock options	5,163	7,215	8,253

	7,365,648	7,288,122	7,206,964

Diluted earnings per common share	$1.65	1.38	1.25

Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$122,698	—	122,698	—
Mortgage-backed securities	181,128	—	181,128	—
State and municipal securities	13,452	—	13,452	—

Total investment securities available-for-sale	317,278	—	317,278	—
Other assets	6,315	—	—	6,315

Total assets at fair value	$323,593	—	317,278	6,315

December 31, 2011
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$114,926	—	114,926	—
Mortgage-backed securities	194,167	—	194,167	—
State and municipal securities	1,638	—	1,638	—

Total investment securities available-for-sale	310,731	—	310,731	—
Other assets	2,001	—	—	2,001

Total assets at fair value	$312,732	—	310,731	2,001

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Other real estate owned	$15,307	—	—	15,307
Impaired loans, net (¹)	34,125	—	—	34,125

Total	$49,432	—	—	49,432

December 31, 2011
Other real estate owned	$19,117	—	—	19,117
Impaired loans, net (¹)	49,474	—	—	49,474

Total	$68,591	—	—	68,591

Changes in fair value due to observable factors

	For the Twelve Months Ended December 31,
	2012		2011
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$2,001	—	1,554	—
Total realized gains included in income	242	—	61	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	4,072	—	386	—
Transfers out of Level 3	—	—	—	—

Fair value, December 31	$6,315	—	2,001	—

Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$—	—	—	—

Carrying value and estimated fair value of financial instruments

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Financial assets:
Securities held-to-maturity	$15,508	16,317	—	16,317	—
Loans, net	1,142,111	1,166,664	—	—	1,166,664
Mortgage loans held-for-sale	15,648	15,648	—	—	15,648
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,504,506	1,506,186	—	—	1,506,186
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011
Financial assets:
Securities held-to-maturity	$14,464	15,266	—	15,266	—
Loans, net	1,098,733	1,107,440	—	—	1,107,440
Mortgage loans held-for-sale	14,775	14,775	—	—	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,413,461	1,415,460	—	—	1,415,460
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(¹)	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.

Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Wilson Bank Holding Company - Parent Company Financial Information [Abstract]
Balance Sheets - Parent Company Only

	Dollars In Thousands
	2012		2011
ASSETS
Cash	$1,337	*	1,579	*
Investment in wholly-owned commercial bank subsidiary	168,188		155,599
Refundable income taxes	173		170

Total assets	$169,698		157,348

LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	$14,838		14,608
Additional paid-in capital	51,242		46,734
Retained earnings	101,046		95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572		865

Total stockholders’ equity	169,698		157,348

Total liabilities and stockholders’ equity	$169,698		157,348

*	Eliminated in consolidation.

Statements of Earnings and Comprehensive Earnings - Parent Company Only

	Dollars In Thousands
	2012	2011	2010
Expenses:
Directors’ fees	$319	346	346
Other	88	64	45

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(407)	(410)	(391)
Federal income tax benefits	173	170	164

	(234)	(240)	(227)
Equity in undistributed earnings of commercial bank subsidiary	12,382 *	10,290 *	9,254 *

Net earnings	12,148	10,050	9,027

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,158, $2,685 and $1,578, respectively	1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively	(160)	(119)	(328)

Other comprehensive earnings (losses)	1,707	4,211	(2,874)

Comprehensive earnings	$13,855	14,261	6,153

*	Eliminated in consolidation.

Statements of Changes in Stockholders' Equity - Parent Company Only

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities	Total
Balance December 31, 2009	$14,295	41,022	84,712	(472)	139,557
Cash dividends declared, $.60 per share	—	—	(4,300)	—	(4,300)
Issuance of 79,816 shares of stock pursuant to dividend reinvestment plan	160	2,892	—	—	3,052
5,969 common shares repurchased	(12)	(213)	—	—	(225)
Issuance of 3,659 shares of stock pursuant to exercise of stock options	7	69	—	—	76
Share based compensation expense	—	20	—	—	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782	—	—	—	(2,874)	(2,874)
Net earnings for the year	—	—	9,027	—	9,027

Balance December 31, 2010	14,450	43,790	89,439	(3,346)	144,333
Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	14,608	46,734	95,141	865	157,348
Cash dividends declared, $.85 per share	—	—	(6,243)	—	(6,243)
Issuance of 106,230 shares of stock pursuant to dividend reinvestment plan	212	4,306	—	—	4,518
Issuance of 8,788 shares of stock pursuant to exercise of stock options	18	171	—	—	189
Share based compensation expense	—	31	—	—	31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,058	—	—	—	1,707	1,707
Net earnings for the year	—	—	12,148	—	12,148

Balance December 31, 2012	$14,838	51,242	101,046	2,572	169,698

Statements of Cash Flows - Parent Company Only

	Dollars In Thousands
	2012	2011	2010
Cash flows from operating activities:
Cash paid to suppliers and other	$(376)	(386)	(371)
Tax benefits received	170	164	228

Net cash used in operating activities	(206)	(222)	(143)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	1,500	—	4,500

Net cash provided by investing activities	1,500	—	4,500

Cash flows from financing activities:
Dividends paid	(6,243)	(4,348)	(4,300)
Proceeds from sale of stock pursuant to dividend reinvestment	4,518	3,218	3,052
Proceeds from exercise of stock options	189	110	76
Common shares repurchased	—	(249)	(225)

Net cash used in financing activities	(1,536)	(1,269)	(1,397)

Net increase (decrease) in cash and cash equivalents	(242)	(1,491)	2,960
Cash and cash equivalents at beginning of year	1,579	3,070	110

Cash and cash equivalents at end of year	$1,337	1,579	3,070

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2012

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2012	2011	2010
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(12,382)	(10,290)	(9,254)
Decrease (increase) in refundable income taxes	(3)	(6)	64
Share based compensation expense	31	24	20

Total adjustments	(12,354)	(10,272)	(9,170)

Net cash used in operating activities	$(206)	(222)	(143)

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly results of operations for the four quarters

	(In Thousands, except per share data)
	2012				2011				2010
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$18,263	18,027	18,166	17,905	17,959	18,295	18,181	17,915	18,376	18,919	19,669	19,216
Net interest income	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492
Provision for loan losses	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106
Earnings before income taxes	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585
Basic earnings per common share	0.37	0.47	0.43	0.39	0.31	0.37	0.36	0.34	0.23	0.43	0.23	0.36
Diluted earnings per common share	0.37	0.47	0.43	0.39	0.31	0.36	0.36	0.34	0.23	0.43	0.23	0.36

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Branch	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Federal fund maturity period	1 day
Number of full service branches	24
Advertising costs Incurred	$ 1,230,000	$ 1,019,000	$ 813,000
Impairment loss recognized related to Goodwill	0
Deferred income tax benefit realizable	50.00%
Percentage of existing loan relationship	100.00%
Aggregate debt of existing loan	1,000,000
Aggregate debt for new loan	$ 500,000
Residential 1-4 Family [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	29.00%	31.00%
Commercial Real Estate [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	40.00%	37.00%
Construction Mortgage Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	16.00%	15.00%
Mortgage and Commercial Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Accruing loans past due period	90 days
Credit Card Loans and Other Personal Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Accruing loans past due period		180 days

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage loans on real estate:
Total mortgage loans on real estate	$ 1,093,286	$ 1,032,520
Commercial loans	30,545	38,736
Agricultural loans	2,238	2,556
Consumer installment loans:
Total consumer installment loans	41,713	44,689
Other loans	2,738	6,788
Gross Loan and Leases Receivable	1,170,520	1,125,289
Net deferred loan fees	(2,912)	(2,031)
Total loans	1,167,608	1,123,258
Less: Allowance for loan losses	(25,497)	(24,525)
Loans, net	1,142,111	1,098,733
Residential 1-4 Family [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	341,977	344,029
Consumer installment loans:
Gross Loan and Leases Receivable	341,977	344,029
Multifamily [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	16,140	9,791
Consumer installment loans:
Gross Loan and Leases Receivable	16,140	9,791
Commercial [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	469,757	422,531
Consumer installment loans:
Gross Loan and Leases Receivable	30,545	38,736
Construction [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	190,356	166,460
Consumer installment loans:
Gross Loan and Leases Receivable	190,356	166,460
Farmland [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	26,319	35,691
Consumer installment loans:
Gross Loan and Leases Receivable	26,319	35,691
Second mortgages [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	12,477	14,711
Consumer installment loans:
Gross Loan and Leases Receivable	12,477	14,711
Equity lines of Credit [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	36,260	39,307
Consumer installment loans:
Gross Loan and Leases Receivable	36,260	39,307
Personal [Member]
Consumer installment loans:
Total consumer installment loans	38,463	41,521
Credit cards [Member]
Consumer installment loans:
Total consumer installment loans	$ 3,250	$ 3,168

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans and leases receivable related parties
Balance, January 1	$ 9,872	$ 9,919
New loans and renewals during the year	5,735	9,698
Repayments (including loans paid by renewal) during the year	(6,298)	(9,745)
Balance, December 31	$ 9,309	$ 9,872

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Company's impaired loans
Recorded Investment	$ 40,986	$ 58,502
Unpaid Principal Balance	44,286	59,354
Related Allowance	6,861	9,028
Average Recorded Investment	49,062	58,776
Interest Income Recognized	1,317	1,999
With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	10,415	22,410
Unpaid Principal Balance	13,715	23,262
Related Allowance
Average Recorded Investment	16,478	18,988
Interest Income Recognized	355	748
With allowance recorded [Member]
Company's impaired loans
Recorded Investment	30,571	36,092
Unpaid Principal Balance	30,571	36,092
Related Allowance	6,861	9,028
Average Recorded Investment	32,854	39,788
Interest Income Recognized	962	1,251
Residential 1-4 Family [Member]
Company's impaired loans
Recorded Investment	9,368	11,573
Unpaid Principal Balance	9,368	11,749
Related Allowance	1,318	1,053
Average Recorded Investment	10,218	12,031
Interest Income Recognized	540	533
Residential 1-4 Family [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	3,418	6,263
Unpaid Principal Balance	3,418	6,439
Related Allowance
Average Recorded Investment	4,134	4,670
Interest Income Recognized	215	271
Residential 1-4 Family [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	5,950	5,310
Unpaid Principal Balance	5,950	5,310
Related Allowance	1,318	1,053
Average Recorded Investment	6,084	7,361
Interest Income Recognized	325	262
Multifamily [Member]
Company's impaired loans
Recorded Investment		412
Unpaid Principal Balance		412
Average Recorded Investment	103	414
Interest Income Recognized		23
Multifamily [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment		412
Unpaid Principal Balance		412
Related Allowance
Average Recorded Investment	103	414
Interest Income Recognized		23
Multifamily [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial real estate [Member]
Company's impaired loans
Recorded Investment	16,943	23,682
Unpaid Principal Balance	17,943	23,682
Related Allowance	2,319	3,744
Average Recorded Investment	19,951	20,287
Interest Income Recognized	575	941
Commercial real estate [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	4,439	6,711
Unpaid Principal Balance	5,439	6,711
Related Allowance
Average Recorded Investment	5,371	4,461
Interest Income Recognized	66	268
Commercial real estate [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	12,504	16,971
Unpaid Principal Balance	12,504	16,971
Related Allowance	2,319	3,744
Average Recorded Investment	14,580	15,826
Interest Income Recognized	509	673
Construction [Member]
Company's impaired loans
Recorded Investment	10,915	16,633
Unpaid Principal Balance	13,215	17,133
Related Allowance	2,014	2,228
Average Recorded Investment	14,337	19,577
Interest Income Recognized	126	323
Construction [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	1,952	8,418
Unpaid Principal Balance	4,252	8,918
Related Allowance
Average Recorded Investment	6,166	7,327
Interest Income Recognized	74	186
Construction [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	8,963	8,215
Unpaid Principal Balance	8,963	8,215
Related Allowance	2,014	2,228
Average Recorded Investment	8,171	12,250
Interest Income Recognized	52	137
Farmland [Member]
Company's impaired loans
Recorded Investment	2,826	4,261
Unpaid Principal Balance	2,826	4,261
Related Allowance	1,160	1,193
Average Recorded Investment	3,192	4,547
Interest Income Recognized	57	129
Farmland [Member] | With no related allowance recorded [Member]
Company's impaired loans
Related Allowance
Average Recorded Investment	37	1,366
Farmland [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	2,826	4,261
Unpaid Principal Balance	2,826	4,261
Related Allowance	1,160	1,193
Average Recorded Investment	3,155	3,181
Interest Income Recognized	57	129
Second mortgages [Member]
Company's impaired loans
Recorded Investment	762	922
Unpaid Principal Balance	762	922
Related Allowance	47	41
Average Recorded Investment	822	805
Interest Income Recognized	10	10
Second mortgages [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	606	606
Unpaid Principal Balance	606	606
Related Allowance
Average Recorded Investment	667	606
Second mortgages [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	156	316
Unpaid Principal Balance	156	316
Related Allowance	47	41
Average Recorded Investment	155	199
Interest Income Recognized	10	10
Equity lines of Credit [Member]
Company's impaired loans
Recorded Investment	172	170
Unpaid Principal Balance	172	170
Related Allowance	3	15
Average Recorded Investment	223	136
Interest Income Recognized	9	8
Equity lines of Credit [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		93
Interest Income Recognized
Equity lines of Credit [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	172	170
Unpaid Principal Balance	172	170
Related Allowance	3	15
Average Recorded Investment	223	43
Interest Income Recognized	9	8
Commercial [Member]
Company's impaired loans
Recorded Investment		849
Unpaid Principal Balance		1,025
Related Allowance		754
Average Recorded Investment	216	979
Interest Income Recognized		32
Commercial [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance		176
Related Allowance
Average Recorded Investment		51
Interest Income Recognized
Commercial [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment		849
Unpaid Principal Balance		849
Related Allowance		754
Average Recorded Investment	216	928
Interest Income Recognized		32
Agricultural [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized

Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans on Nonaccrual Status
Total	$ 16,855	$ 24,965
Residential 1-4 Family [Member]
Loans on Nonaccrual Status
Total	930	2,256
Multifamily [Member]
Loans on Nonaccrual Status
Total
Commercial Real Estate [Member]
Loans on Nonaccrual Status
Total	4,445	4,995
Construction [Member]
Loans on Nonaccrual Status
Total	9,626	14,378
Farmland [Member]
Loans on Nonaccrual Status
Total	1,248	2,695
Second mortgages [Member]
Loans on Nonaccrual Status
Total	606	606
Equity lines of Credit [Member]
Loans on Nonaccrual Status
Total
Commercial [Member]
Loans on Nonaccrual Status
Total		35
Installment and Other [Member]
Loans on Nonaccrual Status
Total

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality indicators
Total Loans	$ 1,170,520	$ 1,125,289
Pass [Member]
Credit quality indicators
Total Loans	1,121,102	1,058,008
Special Mention [Member]
Credit quality indicators
Total Loans	16,981	19,115
Substandard [Member]
Credit quality indicators
Total Loans	32,437	48,166
Doubtful [Member]
Credit quality indicators
Total Loans
Residential 1-4 Family [Member]
Credit quality indicators
Total Loans	341,977	344,029
Residential 1-4 Family [Member] | Pass [Member]
Credit quality indicators
Total Loans	326,648	326,406
Residential 1-4 Family [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	9,969	9,537
Residential 1-4 Family [Member] | Substandard [Member]
Credit quality indicators
Total Loans	5,360	8,086
Residential 1-4 Family [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Multifamily [Member]
Credit quality indicators
Total Loans	16,140	9,791
Multifamily [Member] | Pass [Member]
Credit quality indicators
Total Loans	16,087	9,245
Multifamily [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	53	53
Multifamily [Member] | Substandard [Member]
Credit quality indicators
Total Loans		493
Multifamily [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Commercial Real Estate [Member]
Credit quality indicators
Total Loans	469,757	422,531
Commercial Real Estate [Member] | Pass [Member]
Credit quality indicators
Total Loans	452,350	398,459
Commercial Real Estate [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	5,699	7,963
Commercial Real Estate [Member] | Substandard [Member]
Credit quality indicators
Total Loans	11,708	16,109
Commercial Real Estate [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Construction [Member]
Credit quality indicators
Total Loans	190,356	166,460
Construction [Member] | Pass [Member]
Credit quality indicators
Total Loans	179,114	149,451
Construction [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	282	459
Construction [Member] | Substandard [Member]
Credit quality indicators
Total Loans	10,960	16,550
Construction [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Farmland [Member]
Credit quality indicators
Total Loans	26,319	35,691
Farmland [Member] | Pass [Member]
Credit quality indicators
Total Loans	23,253	31,251
Farmland [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	71	76
Farmland [Member] | Substandard [Member]
Credit quality indicators
Total Loans	2,995	4,364
Farmland [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Second mortgages [Member]
Credit quality indicators
Total Loans	12,477	14,711
Second mortgages [Member] | Pass [Member]
Credit quality indicators
Total Loans	11,123	13,158
Second mortgages [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	477	517
Second mortgages [Member] | Substandard [Member]
Credit quality indicators
Total Loans	877	1,036
Second mortgages [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Equity lines of Credit [Member]
Credit quality indicators
Total Loans	36,260	39,307
Equity lines of Credit [Member] | Pass [Member]
Credit quality indicators
Total Loans	35,756	38,803
Equity lines of Credit [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	295	316
Equity lines of Credit [Member] | Substandard [Member]
Credit quality indicators
Total Loans	209	188
Equity lines of Credit [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Commercial [Member]
Credit quality indicators
Total Loans	30,545	38,736
Commercial [Member] | Pass [Member]
Credit quality indicators
Total Loans	30,499	37,691
Commercial [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	32	37
Commercial [Member] | Substandard [Member]
Credit quality indicators
Total Loans	14	1,008
Commercial [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Agricultural [Member]
Credit quality indicators
Total Loans	2,238	2,556
Agricultural [Member] | Pass [Member]
Credit quality indicators
Total Loans	2,215	2,534
Agricultural [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	5
Agricultural [Member] | Substandard [Member]
Credit quality indicators
Total Loans	18	22
Agricultural [Member] | Doubtful [Member]
Credit quality indicators
Total Loans
Installment and Other [Member]
Credit quality indicators
Total Loans	44,451	51,477
Installment and Other [Member] | Pass [Member]
Credit quality indicators
Total Loans	44,057	51,010
Installment and Other [Member] | Special Mention [Member]
Credit quality indicators
Total Loans	98	157
Installment and Other [Member] | Substandard [Member]
Credit quality indicators
Total Loans	296	310
Installment and Other [Member] | Doubtful [Member]
Credit quality indicators
Total Loans

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age Analysis of Past Due Loans
30-59 Days Past Due	$ 9,226	$ 5,455
60-89 Days Past Due	2,620	3,162
Greater Than 90 Days	17,774	30,635
Total Past Due	29,620	39,252
Current	1,140,900	1,086,037
Gross Loan and Leases Receivable	1,170,520	1,125,289
Recorded Investment Greater Than 90 Days and Accruing	919	5,670
Residential 1-4 Family [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	5,297	4,003
60-89 Days Past Due	1,448	1,029
Greater Than 90 Days	1,524	3,566
Total Past Due	8,269	8,598
Current	333,708	335,431
Gross Loan and Leases Receivable	341,977	344,029
Recorded Investment Greater Than 90 Days and Accruing	594	1,310
Multifamily [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due		53
Total Past Due		53
Current	16,140	9,738
Gross Loan and Leases Receivable	16,140	9,791
Commercial Real Estate [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	1,599	548
60-89 Days Past Due	710	1,803
Greater Than 90 Days	4,470	8,990
Total Past Due	6,779	11,341
Current	462,978	411,190
Gross Loan and Leases Receivable	469,757	422,531
Recorded Investment Greater Than 90 Days and Accruing	25	3,995
Construction [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	796	329
60-89 Days Past Due	72
Greater Than 90 Days	9,650	14,473
Total Past Due	10,518	14,802
Current	179,838	151,658
Gross Loan and Leases Receivable	190,356	166,460
Recorded Investment Greater Than 90 Days and Accruing	24	95
Farmland [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	260	46
60-89 Days Past Due	43
Greater Than 90 Days	1,248	2,695
Total Past Due	1,551	2,741
Current	24,768	32,950
Gross Loan and Leases Receivable	26,319	35,691
Second mortgages [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	396	49
60-89 Days Past Due	7	50
Greater Than 90 Days	677	640
Total Past Due	1,080	739
Current	11,397	13,972
Gross Loan and Leases Receivable	12,477	14,711
Recorded Investment Greater Than 90 Days and Accruing	71	34
Equity lines of Credit [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	186	36
60-89 Days Past Due	173	64
Greater Than 90 Days	46
Total Past Due	405	100
Current	35,855	39,207
Gross Loan and Leases Receivable	36,260	39,307
Recorded Investment Greater Than 90 Days and Accruing	46
Commercial [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	204	64
60-89 Days Past Due	24	44
Greater Than 90 Days	54	148
Total Past Due	282	256
Current	30,263	38,480
Gross Loan and Leases Receivable	30,545	38,736
Recorded Investment Greater Than 90 Days and Accruing	54	113
Agricultural, installment and other [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	488	327
60-89 Days Past Due	143	172
Greater Than 90 Days	105	123
Total Past Due	736	622
Current	45,953	53,411
Gross Loan and Leases Receivable	46,689	54,033
Recorded Investment Greater Than 90 Days and Accruing	$ 105	$ 123

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Beginning balance				$ 24,525				$ 22,177					$ 24,525	$ 22,177
Provision	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	9,528	8,678	14,834
Charge-offs													(9,158)	(6,762)
Recoveries													602	432
Ending balance	25,497				24,525				22,177				25,497	24,525	22,177
Ending balance individually evaluated for impairment	6,861				9,028								6,861	9,028
Ending balance collectively evaluated for impairment	18,636				15,497								18,636	15,497
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	1,170,520				1,125,289								1,170,520	1,125,289
Ending balance individually evaluated for impairment	40,986				58,502								40,986	58,502
Ending balance collectively evaluated for impairment	1,129,534				1,066,787								1,129,534	1,066,787
Ending balance loans acquired with deteriorated credit quality
Residential 1-4 Family [Member]
Allowance for loan losses
Beginning balance				5,414				5,140					5,414	5,140
Provision													1,557	2,311
Charge-offs													(1,331)	(2,108)
Recoveries													59	71
Ending balance	5,699				5,414								5,699	5,414
Ending balance individually evaluated for impairment	1,318				1,053								1,318	1,053
Ending balance collectively evaluated for impairment	4,381				4,361								4,381	4,361
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	341,977				344,029								341,977	344,029
Ending balance individually evaluated for impairment	9,368				11,573								9,368	11,573
Ending balance collectively evaluated for impairment	332,609				332,456								332,609	332,456
Ending balance loans acquired with deteriorated credit quality
Multifamily [Member]
Allowance for loan losses
Beginning balance				54				46					54	46
Provision													35	8
Ending balance	89				54								89	54
Ending balance collectively evaluated for impairment	89				54								89	54
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	16,140				9,791								16,140	9,791
Ending balance individually evaluated for impairment					412									412
Ending balance collectively evaluated for impairment	16,140				9,379								16,140	9,379
Ending balance loans acquired with deteriorated credit quality
Commercial Real Estate [Member]
Allowance for loan losses
Beginning balance				8,242				7,285					8,242	7,285
Provision													5,021	2,228
Charge-offs													(4,057)	(1,283)
Recoveries													99	12
Ending balance	9,305				8,242								9,305	8,242
Ending balance individually evaluated for impairment	2,319				3,744								2,319	3,744
Ending balance collectively evaluated for impairment	6,986				4,498								6,986	4,498
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	469,757				422,531								469,757	422,531
Ending balance individually evaluated for impairment	16,943				23,682								16,943	23,682
Ending balance collectively evaluated for impairment	452,814				398,849								452,814	398,849
Ending balance loans acquired with deteriorated credit quality
Construction [Member]
Allowance for loan losses
Beginning balance				6,223				5,558					6,223	5,558
Provision													3,020	2,279
Charge-offs													(2,226)	(1,681)
Recoveries													174	67
Ending balance	7,191				6,223								7,191	6,223
Ending balance individually evaluated for impairment	2,014				2,228								2,014	2,228
Ending balance collectively evaluated for impairment	5,177				3,995								5,177	3,995
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	190,356				166,460								190,356	166,460
Ending balance individually evaluated for impairment	10,915				16,633								10,915	16,633
Ending balance collectively evaluated for impairment	179,441				149,827								179,441	149,827
Ending balance loans acquired with deteriorated credit quality
Farmland [Member]
Allowance for loan losses
Beginning balance				1,829				988					1,829	988
Provision													284	1,137
Charge-offs													(462)	(296)
Recoveries													7
Ending balance	1,658				1,829								1,658	1,829
Ending balance individually evaluated for impairment	1,160				1,193								1,160	1,193
Ending balance collectively evaluated for impairment	498				636								498	636
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	26,319				35,691								26,319	35,691
Ending balance individually evaluated for impairment	2,826				4,261								2,826	4,261
Ending balance collectively evaluated for impairment	23,493				31,430								23,493	31,430
Ending balance loans acquired with deteriorated credit quality
Second mortgages [Member]
Allowance for loan losses
Beginning balance				326				276					326	276
Provision													62	311
Charge-offs													(120)	(268)
Recoveries													4	7
Ending balance	272				326								272	326
Ending balance individually evaluated for impairment	47				41								47	41
Ending balance collectively evaluated for impairment	225				285								225	285
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	12,477				14,711								12,477	14,711
Ending balance individually evaluated for impairment	762				922								762	922
Ending balance collectively evaluated for impairment	11,715				13,789								11,715	13,789
Ending balance loans acquired with deteriorated credit quality
Equity lines of Credit [Member]
Allowance for loan losses
Beginning balance				653				767					653	767
Provision													(65)	18
Charge-offs													(96)	(148)
Recoveries														16
Ending balance	492				653								492	653
Ending balance individually evaluated for impairment	3				15								3	15
Ending balance collectively evaluated for impairment	489				638								489	638
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	36,260				39,307								36,260	39,307
Ending balance individually evaluated for impairment	172				170								172	170
Ending balance collectively evaluated for impairment	36,088				39,137								36,088	39,137
Ending balance loans acquired with deteriorated credit quality
Commercial [Member]
Allowance for loan losses
Beginning balance				1,309				1,163					1,309	1,163
Provision													(544)	640
Charge-offs													(454)	(516)
Recoveries													71	22
Ending balance	382				1,309								382	1,309
Ending balance individually evaluated for impairment					754									754
Ending balance collectively evaluated for impairment	382				555								382	555
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	30,545				38,736								30,545	38,736
Ending balance individually evaluated for impairment					849									849
Ending balance collectively evaluated for impairment	30,545				37,887								30,545	37,887
Ending balance loans acquired with deteriorated credit quality
Agricultural [Member]
Allowance for loan losses
Beginning balance				19				67					19	67
Provision													(4)	(47)
Charge-offs														(1)
Ending balance	15				19								15	19
Ending balance collectively evaluated for impairment	15				19								15	19
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	2,238				2,556								2,238	2,556
Ending balance collectively evaluated for impairment	2,238				2,556								2,238	2,556
Ending balance loans acquired with deteriorated credit quality
Installment and Other [Member]
Allowance for loan losses
Beginning balance				456				887					456	887
Provision													162	(207)
Charge-offs													(412)	(461)
Recoveries													188	237
Ending balance	394				456								394	456
Ending balance collectively evaluated for impairment	394				456								394	456
Ending balance loans acquired with deteriorated credit quality
Loans:
Ending balance	44,451				51,477								44,451	51,477
Ending balance collectively evaluated for impairment	44,451				51,477								44,451	51,477
Ending balance loans acquired with deteriorated credit quality

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Troubled debt restructuring categorized by loan
Number of Contracts	8	2
Pre Modification Outstanding Recorded Investment	$ 3,534	$ 4,183
Post Modification Outstanding Recorded Investment, Net of Related Allowance	2,532	3,183
Residential 1-4 Family [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1	1
Pre Modification Outstanding Recorded Investment	365	3,938
Post Modification Outstanding Recorded Investment, Net of Related Allowance	275	3,088
Multifamily [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial real estate [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	416
Post Modification Outstanding Recorded Investment, Net of Related Allowance	354
Construction [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	3
Pre Modification Outstanding Recorded Investment	1,291
Post Modification Outstanding Recorded Investment, Net of Related Allowance	1,291
Farmland [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	1,445
Post Modification Outstanding Recorded Investment, Net of Related Allowance	595
Second mortgages [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Equity lines of Credit [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial [Member]
Troubled debt restructuring categorized by loan
Number of Contracts		1
Pre Modification Outstanding Recorded Investment		245
Post Modification Outstanding Recorded Investment, Net of Related Allowance		95
Agricultural, installment and other [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	2
Pre Modification Outstanding Recorded Investment	17
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 17

Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Variable rate loans	$ 753,501,000	$ 694,688,000
Fixed rate loans	414,107,000	428,570,000
Prevailing interest rate loans	9,309,000	9,872,000
Fees paid to director	364,000	198,000	279,000
Loans in secondary market	135,107,000	111,040,000	108,038,000
Gain on sale of loans in secondary market	3,602,000	2,069,000	2,275,000
Recourse obligation to federal home loan mortgage corporation	1 year
Loans sold with recourse	131,322,000	97,144,000
Federal home loan mortgage corporation with existing recourse	0
Maximum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Recourse obligation period for loans provided in secondary market	1 year
Minimum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Recourse obligation period for loans provided in secondary market	90 days
Nonperforming financing receivable [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Potential problem loans	$ 49,400,000	$ 67,300,000

Debt and Equity Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of debt and equity securities
Amortized Cost	$ 15,508	$ 14,464
Gross Unrealized Gains	809	802
Gross Unrealized Losses
Estimated Market Value	16,317	15,266
Summary of debt and equity securities
Available-for-sale, amortized cost	313,111	309,329
Gross Unrealized Gains	4,283	1,764
Gross Unrealized Losses	116	362
Estimated Market Value	317,278	310,731
U.S. Government-sponsored enterprises (GSEs) [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	122,110	114,819
Gross Unrealized Gains	643	268
Gross Unrealized Losses	55	161
Estimated Market Value	122,698	114,926
GSE residential [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	177,787	192,989
Gross Unrealized Gains	3,373	1,379
Gross Unrealized Losses	32	201
Estimated Market Value	181,128	194,167
Obligations of states and political subdivisions [Member]
Summary of debt and equity securities
Available-for-sale, amortized cost	13,214	1,521
Gross Unrealized Gains	267	117
Gross Unrealized Losses	29
Estimated Market Value	13,452	1,638
GSE residential [Member]
Summary of debt and equity securities
Amortized Cost	2,918	2,425
Gross Unrealized Gains	122	103
Gross Unrealized Losses
Estimated Market Value	3,040	2,528
Obligations of states and political subdivisions [Member]
Summary of debt and equity securities
Amortized Cost	12,590	12,039
Gross Unrealized Gains	687	699
Gross Unrealized Losses
Estimated Market Value	$ 13,277	$ 12,738

Debt and Equity Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity of amortized cost and estimated market value of debt securities
Due in one year or less, Amortized Cost	$ 1,881
Due after one year through five years, Amortized Cost	5,509
Due after five years through ten years, Amortized Cost	3,542
Due after ten years, Amortized Cost	1,658
Amortized Cost, Gross	12,590
Mortgage-backed securities, Amortized Cost	2,918
Amortized Cost	15,508	14,464
Due in one year or less, Estimated Market Value	1,895
Due after one year through five years, Estimated Market Value	5,833
Due after five years through ten years, Estimated Market Value	3,752
Due after ten years, Estimated Market Value	1,797
Estimated Market Value, Gross	13,277
Mortgage-backed securities, Estimated Market Value	3,040
Estimated Market Value	16,317	15,266
Available-for-sale securities, Due in one year or less, Amortized Cost	2,009
Available-for-sale securities, Due after one year through five years, Amortized Cost	25,198
Available-for-sale securities, Due after five years through ten years, Amortized Cost	97,812
Available-for-sale securities, Due after ten years, Amortized Cost	10,305
Amortized Cost, Gross	135,324
Mortgage-backed securities, Amortized Cost	177,787
Amortized Cost	313,111	309,329
Available-for-sale securities, Due in one year or less, Estimated Market Value	2,013
Available-for-sale securities, Due after one year through five years, Estimated Market Value	25,321
Available-for-sale securities, Due after five years through ten years, Estimated Market Value	98,489
Available-for-sale securities, Due after ten years, Estimated Market Value	10,327
Estimated Market Value, Gross	136,150
Mortgage-backed securities, Estimated Market Value	181,128
Estimated Market Value	$ 317,278	$ 310,731

Debt and Equity Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of debt and equity securities
Gross proceeds	$ 37,353	$ 26,452	$ 59,532
Gross realized gains	261	192	551
Gross realized losses	2		19
Net realized gains	$ 259	$ 192	$ 532

Debt and Equity Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Security
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	32,801
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	116
Available for Sale Securities, Number of Securities Included, Less than 12 Months	22
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	32,801
Available-for-Sale Securities, Total Unrealized Losses	116
U.S. Government-sponsored enterprises (GSEs) [Member]
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	22,159
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	55
Available for Sale Securities, Number of Securities Included, Less than 12 Months	9
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	22,159
Available-for-Sale Securities, Total Unrealized Losses	55
GSE residential [Member]
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	7,244
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	32
Available for Sale Securities, Number of Securities Included, Less than 12 Months	3
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	7,244
Available-for-Sale Securities, Total Unrealized Losses	32
Obligations of states and political subdivisions [Member]
Gross unrealized losses and fair value of company's investments (Additional)
Held to Maturity Securities, Fair Value, Less than 12 Months
Held to Maturity Securities, Unrealized Losses, Less than 12 Months
Held to Maturity Securities, Number of Securities Included, Less than 12 Months
Held to Maturity Securities, Fair Value, 12 Months or More
Held to Maturity Securities, Unrealized Losses, 12 Months or More
Held to Maturity Securities, Number of Securities, Included More than 12 Months
Held to Maturity Securities, Total Fair Value
Held to Maturity Securities, Total Unrealized Losses
Gross unrealized losses and fair value of company's investments
Available-for-Sale Securities, Fair Value, Less than 12 Months	3,398
Available-for-Sale Securities, Unrealized Losses, Less than 12 Months	29
Available for Sale Securities, Number of Securities Included, Less than 12 Months	10
Available-for-Sale Securities, Fair Value, 12 Months or More
Available-for-Sale Securities, Unrealized Losses, 12 Months or More
Available for Sale Securities, Number of Securities Included, More than 12 Months
Available-for-Sale Securities, Total Fair Value	3,398
Available-for-Sale Securities, Total Unrealized Losses	$ 29

Debt and Equity Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt and Equity Securities (Textual) [Abstract]
Collateralized mortgage obligations	$ 9,262,000	$ 0
Collateralized mortgage obligations, fair value	9,357,000
Securities pledged to secure public deposits	125,593,000	118,504,000
Market value of securities pledged to secure public deposits	126,758,000	118,979,000
Securities in obligations of Political Subdivisions	12,807,000	11,538,000
Market value of securities in obligations of Political Subdivisions	13,475,000	12,203,000
Securities adjust prior to maturity	16,000	20,000
Market value of securities that have rates that adjust prior to maturity	$ 16,000	$ 20,000

Restricted Equity Securities (Details) (FHLB [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
FHLB [Member]
Restricted Equity Securities (Textual) [Abstract]
Restricted equity securities consists of stock of the Federal Home Loan Bank	$ 3,012,000	$ 3,012,000

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Detail of premises and equipment
Property, Plant and Equipment, Gross	$ 46,253	$ 45,675
Less accumulated depreciation	(10,400)	(10,238)
Premises and equipment, net	35,853	35,437
Land [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	15,115	15,111
Buildings [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	25,114	23,578
Leasehold Improvements [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	140	140
Furniture and equipment [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	5,765	5,636
Automobiles [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross	119	92
Construction-in-progress [Member]
Detail of premises and equipment
Property, Plant and Equipment, Gross		$ 1,118

Premises and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Building repairs and maintenance and construction of buildings	$ 343,000	$ 1,173,000
Depreciation expense	$ 1,530,000	$ 1,491,000	$ 1,527,000

Acquired Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Amortizable intangible assets:
Premium on purchased deposits	$ 2,787	$ 2,787
Accumulated amortization	2,675	2,787
Amortizable intangible assets, Net	$ 112

Acquired Intangible Assets and Goodwill (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expense
Amortization expense	$ 112	$ 396	$ 396

Acquired Intangible Assets and Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at January 1	$ 4,805	$ 4,805
Goodwill acquired during year
Impairment loss	0
Balance at December 31	$ 4,805	$ 4,805

Acquired Intangible Assets and Goodwill (Details Textual)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets and Goodwill (Textual) [Abstract]
Intangible assets percentage of owned subsidiaries	50.00%
Amortization period of purchased deposits premium	7 years

Other Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other assets (Textual) [Abstract]
Other assets	$ 10,965,000	$ 7,592,000
Estimated deposit insurance premium				7,176,000
Insurance premium prepaid period				3 years
FDIC insurance expense	$ 1,738,000	$ 1,756,000	$ 2,232,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits
Demand deposits	$ 126,953	$ 107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967
Deposits	$ 1,493,922	$ 1,406,042

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Principal maturities of certificate of deposit and individual retirement accounts
2013	$ 360,308
2014	152,637
2015	64,858
2016	14,133
2017	31,095
Thereafter
Time Deposits, Total	$ 623,031

Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Overdrafts reclassified as loans receivable	$ 256,000	$ 388,000
Average required cash balance		$ 1,500,000

Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Sold Under Repurchase Agreements (Textual) [Abstract]
Securities sold under repurchase agreements	$ 10,584,000	$ 7,419,000
Maximum amounts of outstanding repurchase agreements	10,584,000	7,419,000
Average daily balance outstanding	$ 8,426,000	$ 6,166,000
Weighted average interest rate on outstanding balance	0.52%	0.76%

Non-Interest Income and Non-Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest income:
Service charges on deposits	$ 4,568	$ 5,356	$ 5,354
Other fees and commissions	7,603	6,859	6,105
Security gains, net	259	192	532
Fees and gains on sales of loans	3,602	2,069	2,275
Other income	3
Non-interest income	16,035	14,476	14,266
Non-interest expense:
Employee salaries and benefits	23,984	22,723	18,799
Occupancy expenses	2,626	2,524	2,407
Furniture and equipment expenses	1,175	1,156	1,251
Write downs and loss on sales of other real estate, net	2	15	21
Loss on sales of other real estate, net	3,286	3,560	1,113
Data processing expense	1,433	1,322	1,255
FDIC insurance	1,738	1,756	2,232
Directors' fees	762	739	733
Other operating expenses	10,092	9,868	8,894
Total	$ 45,098	$ 43,663	$ 36,705

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of net deferred tax asset
Deferred tax asset	$ 8,243	$ 8,488
Deferred tax liability	(3,550)	(2,079)
Total deferred tax assets	8,243	8,488
Federal [Member]
Components of net deferred tax asset
Deferred tax asset	10,177	9,102
Deferred tax liability	(2,947)	(1,726)
State [Member]
Components of net deferred tax asset
Deferred tax asset	1,616	1,465
Deferred tax liability	$ (603)	$ (353)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities) in which tax effects of significant item that gave rise
Financial statement allowance for loan losses in excess of tax allowance	$ 9,298	$ 8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest		(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38
Total deferred tax assets	$ 8,243	$ 8,488

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of components of income tax expense (benefit)
Current, Federal	$ 7,022	$ 6,780	$ 6,991
Current, State	1,307	1,236	1,226
Current, Total	8,329	8,016	8,217
Deferred, Federal	(732)	(1,283)	(2,065)
Deferred, State	(82)	(188)	(324)
Deferred, Total	(814)	(1,471)	(2,389)
Federal	6,290	5,497	4,926
State	1,225	1,048	902
Total	$ 7,515	$ 6,545	$ 5,828

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of actual income tax expense to the expected tax expense
Computed "expected" tax expense	$ 6,686	$ 5,642	$ 5,051
State income taxes, net of Federal income tax benefit	780	694	587
Tax exempt interest, net of interest expense exclusion	(203)	(199)	(196)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	206	187	194
Earnings on cash surrender value of life insurance	(82)	(21)	(19)
Expenses not deductible for tax purposes	26	24	19
Stock based compensation expense	10	8	7
Other	92	210	185
Total	$ 7,515	$ 6,545	$ 5,828

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Federal income tax benefits	$ 7,515,000	$ 6,545,000	$ 5,828,000
Statutory income tax rate	34.00%
Income Tax expense related to the realized gain and loss, respectively, on sale of securities	99,000	73,000	204,000
Accrued or recognized interest or penalties related to uncertain tax positions	0	0	0
Unrecognized tax benefits	0
Period for change of unrecognized tax benefits	12 months
Deferred tax asset that we did not prevail on all uncertain tax position	11,800,000
Taxable income for which federal income tax rate in excess of statutory rate	$ 10,000,000

Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum rental payments under operating leases
2013	$ 83
2014	59
2015	42
2016	13
2017	$ 9

Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Lawsuits	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingent Liabilities (Textual) [Abstract]
Number of lawsuits	2
Age of lawsuits, One	42 months
Age of lawsuits, Two	34 months
Rent expense	$ 153,000	$ 174,000	$ 189,000
Line of credit with other financial institution	38,000,000
Balance outstanding under line of credit	$ 0	$ 0

Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 214,871	$ 175,370
Unused commitments to extend credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	189,486	158,623
Standby letters of credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 25,385	$ 16,747

Financial Instruments with Off-Balance-Sheet Risk (Details Textual) (Standby letters of credit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Maximum potential amount of future payments that the Company guarantee	25.4
Maximum [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Guarantee period of standby letters	2 years
Minimum [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Guarantee period of standby letters	1 year

Concentration of Credit Risk (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Bank
Concentration of Credit Risk (Textual) [Abstract]
Company's cash and due from banks and federal funds sold total	$ 24,592,000
FDIC limit of per depositor	$ 250,000
Federal funds sold deposited in banks number	3

Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan (Textual) [Abstract]
Employers contribution	$ 1,519,000	$ 1,421,000	$ 218,000
Minimum age limit of employee to be eligible for the plan	20.5

Dividend Reinvestment Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Reinvestment Plan (Textual) [Abstract]
Original issue shares under the terms of the DRIP	106,230	79,962	79,816

Regulatory Matters and Restrictions on Dividends (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Company's and Wilson Banks actual capital amounts and ratios
Total capital to risk weighted assets actual amount	$ 178,162	$ 166,534
Total capital to risk weighted assets regulatory minimum capital requirements amount	100,373	95,162
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	125,466	118,953
Total capital to risk weighted assets actual ratio	14.20%	14.00%
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	162,321	151,566
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	50,332	47,364
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	75,498	71,047
Tier 1 capital to risk weighted assets actual ratio	12.90%	12.80%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	162,321	151,566
Tier 1 capital to average assets regulatory minimum capital requirements amount	66,253	62,501
Tier 1 capital to average assets actual ratio	9.80%	9.70%
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Wilson Bank [Member]
Summary of Company's and Wilson Banks actual capital amounts and ratios
Total capital to risk weighted assets actual amount	176,652	164,775
Total capital to risk weighted assets regulatory minimum capital requirements amount	100,228	94,835
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	125,285	118,543
Total capital to risk weighted assets actual ratio	14.10%	13.90%
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	160,811	149,817
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	50,253	47,561
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	73,380	71,341
Tier 1 capital to risk weighted assets actual ratio	12.80%	12.60%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	160,811	149,817
Tier 1 capital to average assets regulatory minimum capital requirements amount	66,314	62,424
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized amount	$ 82,892	$ 78,030
Tier 1 capital to average assets actual ratio	9.70%	9.60%
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized ratio	5.00%	5.00%

Salary Deferral Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Salary Deferral Plans (Textual) [Abstract]
Executive salary continuation plan provides retirement benefits for the period	180 months
Age limit or service period for an employee to be eligible for executive salary continuation plan	Age of 65 and/or age 55 after 20 years of service
Expected benefit period prior retirement in case the employee is deceased or disabled	15 years
Salary deferral compensation liability total	$ 2,017,000	$ 1,878,000
Cash surrender value of life insurance, Carrying Value	2,308,000	2,001,000
Face amount of the insurance policies in force	7,109,000	7,000,000
Supplemental executive retirement plan provides retirement benefits for the period	180 months
Flexible premium indexed deferred annuity contracts purchased under the SERP agreements	$ 3,809,000
Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
No of employees participate in executive salary continuation plan	10

Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
Expected dividends	1.08%	1.12%	2.37%
Expected term (in years)	6 years 1 month 2 days	7 years 9 months	7 years 9 months
Expected volatility	27.00%	25.00%	15.00%
Risk-free rate	1.27%	2.74%	3.39%

Stock Option Plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the stock option activity
Option outstanding at beginning of year, Shares	52,708	53,892	41,370
Granted options	6,000	4,500	19,250
Exercised options	(8,788)	(5,284)	(3,659)
Forfeited or expired options	(933)	(400)	(3,069)
Option outstanding at end of year, Shares	48,987	52,708	53,892
Options exercisable at year end	11,453	13,227	11,574
Outstanding weighted-average exercise price at beginning of year	$ 31.24	$ 29.46	$ 24.73
Granted weighted-average exercise price	$ 42.06	$ 39.88	$ 37.75
Exercised weighted-average exercise price	$ 21.5	$ 20.76	$ 20.92
Forfeited or expired weighted-average exercise price	$ 34.85	$ 23.63	$ 26.85
Outstanding weighted-average exercise price at end of year	$ 34.24	$ 31.24	$ 29.46
Options exercisable weighted-average exercise price at year end	$ 29.69	$ 25	$ 21.81

Stock Option Plan (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of information about fixed stock options
Number of options, outstanding	48,987
Number of options, exercisable	11,453
Aggregate intrinsic value of stock option awards outstanding	$ 441
Aggregate intrinsic value of stock options exercisable	$ 155
11.46 to 17.19 [Member]
Summary of information about fixed stock options
Number of options, outstanding	1,401
Weighted average exercise price per option, outstanding	$ 16.88
Weighted average remaining contractual life (in years), outstanding	3 months 18 days
Number of options, exercisable	734
Weighted average exercise price per option, exercisable	$ 16.88
Weighted average remaining contractual life (in years), exercisable	3 months 18 days
17.20 to 25.79 [Member]
Summary of information about fixed stock options
Number of options, outstanding	5,981
Weighted average exercise price per option, outstanding	$ 23.03
Weighted average remaining contractual life (in years), outstanding	1 year 9 months 18 days
Number of options, exercisable	2,938
Weighted average exercise price per option, exercisable	$ 23.49
Weighted average remaining contractual life (in years), exercisable	2 years
25.80 to 38.70 [Member]
Summary of information about fixed stock options
Number of options, outstanding	31,855
Weighted average exercise price per option, outstanding	$ 34.97
Weighted average remaining contractual life (in years), outstanding	5 years 10 months 24 days
Number of options, exercisable	7,406
Weighted average exercise price per option, exercisable	$ 32.91
Weighted average remaining contractual life (in years), exercisable	5 years 2 months 12 days
38.71 to 43.25 [Member]
Summary of information about fixed stock options
Number of options, outstanding	9,750
Weighted average exercise price per option, outstanding	$ 41.22
Weighted average remaining contractual life (in years), outstanding	8 years 9 months 18 days
Number of options, exercisable	375
Weighted average exercise price per option, exercisable	$ 39.88
Weighted average remaining contractual life (in years), exercisable	8 years 1 month 6 days

Stock Option Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan (Textual) [Abstract]
Stock option exercisable period	10 years
Percentage of the fair market value of the common stock on the grant date	100.00%
The weighted average fair value at the grant date of options granted	$ 10.47	$ 11.53	$ 6.01
The total intrinsic value of options exercised	$ 182,000	$ 108,000	$ 67,000
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans	$ 210,000
Percentage of common stock shares issued and outstanding	5.00%
Cost of recognized weighted-average period	7 years 6 months
1999 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	200,000
2009 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued	75,000
Options granted to employees	29,750
11.46 to 17.19 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 11.46
Upper limit	$ 17.19
17.20 to 25.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 17.2
Upper limit	$ 25.79
25.80 to 38.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 25.8
Upper limit	$ 38.7
38.71 to 43.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 38.71
Upper limit	$ 43.25

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS Computation:
Net earnings for the year	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Denominator - Weighted average number of common shares outstanding													7,360,485	7,280,907	7,198,711
Basic earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 12,148	$ 10,050	$ 9,027
Denominator - Weighted average number of common shares outstanding													7,360,485	7,280,907	7,198,711
Dilutive effect of stock options													5,163	7,215	8,253
Weighted average number of shares outstanding-diluted													7,365,648	7,288,122	7,206,964
Diluted earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25

Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available-for-sale:
Other assets	$ 10,965	$ 7,592
Total assets at fair value	317,278	310,731
Other real estate owned	15,307	19,117
Total Carrying Value in the Consolidated Balance Sheet [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	317,278	310,731
Other assets	6,315	2,001
Total assets at fair value	323,593	312,732
Other real estate owned	15,307	19,117
Impaired loans, net (1)	34,125	49,474
Total	49,432	68,591
Total Carrying Value in the Consolidated Balance Sheet [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	122,698	114,926
Total Carrying Value in the Consolidated Balance Sheet [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	181,128	194,167
Total Carrying Value in the Consolidated Balance Sheet [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	13,452	1,638
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Other assets
Total assets at fair value
Other real estate owned
Impaired loans, net (1)
Total
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	317,278	310,731
Other assets
Total assets at fair value	317,278	310,731
Other real estate owned
Impaired loans, net (1)
Total
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	122,698	114,926
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	181,128	194,167
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	13,452	1,638
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Other assets	6,315	2,001
Total assets at fair value	6,315	2,001
Other real estate owned	15,307	19,117
Impaired loans, net (1)	34,125	49,474
Total	49,432	68,591
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale

Disclosures About Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in fair value due to observable factors
Fair Value, January 1, Other Assets	$ 2,001	$ 1,554
Fair Value, January 1, Other Liabilities
Total realized gains included in income, Other Assets	242	61
Total realized gains included in income, Other Liabilities
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Assets
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Liabilities
Purchases, issuances and settlements, net, Other Assets	4,072	386
Purchases, issuances and settlements, net, Other Liabilities
Transfers out of Level 3, Other Assets
Transfers out of Level 3, Other Liabilities
Fair Value, December 31, Other Assets	6,315	2,001
Fair value December 31, Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31

Disclosures About Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities held-to-maturity, Carrying/Notional Amount	$ 15,508	$ 14,464
Securities held-to-maturity, Estimated Fair Value (1)	16,317	15,266
Loans, net, Carrying/Notional Amount	1,142,111	1,098,733
Loans, net, Estimated Fair Value (1)	1,166,664	1,107,440
Mortgage loans held-for-sale, Carrying/Notional Amount	15,648	14,775
Mortgage loans held-for-sale, Estimated Fair Value (1)	15,648	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,504,506	1,413,461
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)	1,506,186	1,415,460
Off-balance sheet instruments:
Commitments to extend credit, Carrying/Notional Amount
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Carrying/Notional Amount
Standby letters of credit, Estimated Fair Value (1)
Quoted Market Prices in an Active Market (Level 1) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)
Loans, net, Estimated Fair Value (1)
Mortgage loans held-for-sale, Estimated Fair Value (1)
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)
Models with Significant Observable Market Parameters (Level 2) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)	16,317	15,266
Loans, net, Estimated Fair Value (1)
Mortgage loans held-for-sale, Estimated Fair Value (1)
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Financial assets:
Securities held-to-maturity, Estimated Fair Value (1)
Loans, net, Estimated Fair Value (1)	1,166,664	1,107,440
Mortgage loans held-for-sale, Estimated Fair Value (1)	15,648	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase, Estimated Fair Value (1)	1,506,186	1,415,460
Off-balance sheet instruments:
Commitments to extend credit, Estimated Fair Value (1)
Standby letters of credit, Estimated Fair Value (1)

Disclosures About Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments (Textual) [Abstract]
Valuation allowance	$ 6.9	$ 9

Wilson Bank Holding Company - Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 106,664	$ 54,174	$ 38,282	$ 31,512
Total assets	1,680,820	1,577,370
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348	144,333	139,557
Total liabilities and stockholders' equity	1,680,820	1,577,370
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,337	1,579	3,070	110
Investment in wholly-owned commercial bank subsidiary	168,188	155,599
Refundable income taxes	173	170
Total assets	169,698	157,348
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	14,838	14,608
Additional paid-in capital	51,242	46,734
Retained earnings	101,046	95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572	865
Total stockholders' equity	169,698	157,348	144,333	139,557
Total liabilities and stockholders' equity	$ 169,698	$ 157,348

Wilson Bank Holding Company - Parent Company Financial Information (Details1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Directors' fees													$ 762	$ 739	$ 733
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	19,663	16,595	14,855
Federal income tax benefits													7,515	6,545	5,828
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1158, $2685 and $1578, respectively													1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													13,855	14,261	6,153
Wilson Bank Holding Company [Member]
Expenses:
Directors' fees													319	346	346
Other													88	64	45
Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries													(407)	(410)	(391)
Federal income tax benefits													173	170	164
Non-interest expense													(234)	(240)	(227)
Equity in undistributed earnings of commercial bank subsidiary													12,382	10,290	9,254
Net earnings													12,148	10,050	9,027
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1158, $2685 and $1578, respectively													1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively													(160)	(119)	(328)
Other comprehensive earnings (losses)													1,707	4,211	(2,874)
Comprehensive earnings													$ 13,855	$ 14,261	$ 6,153

Wilson Bank Holding Company - Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				$ 157,348				$ 144,333				$ 139,557	$ 157,348	$ 144,333	$ 139,557
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,518	3,218	3,052
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(250)	(225)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													189	110	76
Share based compensation expense													31	24	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Ending balance	169,698				157,348				144,333				169,698	157,348	144,333
Common Stock
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				14,608				14,450				14,295	14,608	14,450	14,295
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													212	160	160
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(13)	(12)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													18	11	7
Ending balance	14,838				14,608				14,450				14,838	14,608	14,450
Additional Paid-In Capital
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				46,734				43,790				41,022	46,734	43,790	41,022
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,306	3,058	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(237)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													171	99	69
Share based compensation expense													31	24	20
Ending balance	51,242				46,734				43,790				51,242	46,734	43,790
Retained Earnings
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				95,141				89,439				84,712	95,141	89,439	84,712
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Net earnings													12,148	10,050	9,027
Ending balance	101,046				95,141				89,439				101,046	95,141	89,439
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				865				(3,346)				(472)	865	(3,346)	(472)
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Ending balance	2,572				865				(3,346)				2,572	865	(3,346)
Wilson Bank Holding Company [Member]
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				157,348				144,333				139,557	157,348	144,333	139,557
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,518	3,218	3,052
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(250)	(225)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													189	110	76
Share based compensation expense													31	24	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Net earnings													12,148	10,050	9,027
Ending balance	169,698				157,348				144,333				169,698	157,348	144,333
Wilson Bank Holding Company [Member] | Common Stock
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				14,608				14,450				14,295	14,608	14,450	14,295
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													212	160	160
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(13)	(12)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													18	11	7
Ending balance	14,838				14,608				14,450				14,838	14,608	14,450
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				46,734				43,790				41,022	46,734	43,790	41,022
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively													4,306	3,058	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively														(237)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively													171	99	69
Share based compensation expense													31	24	20
Ending balance	51,242				46,734				43,790				51,242	46,734	43,790
Wilson Bank Holding Company [Member] | Retained Earnings
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				95,141				89,439				84,712	95,141	89,439	84,712
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively													(6,243)	(4,348)	(4,300)
Net earnings													12,148	10,050	9,027
Ending balance	101,046				95,141				89,439				101,046	95,141	89,439
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities
Statements of Changes in Stockholders Equity - Parent Company Only
Beginning balance				865				(3,346)				(472)	865	(3,346)	(472)
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively													1,707	4,211	(2,874)
Ending balance	$ 2,572				$ 865				$ (3,346)				$ 2,572	$ 865	$ (3,346)

Wilson Bank Holding Company - Parent Company Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Cash paid to suppliers and employees													$ (38,789)	$ (35,835)	$ (31,314)
Net cash provided by operating activities													29,415	20,224	24,043
Cash flows from investing activities:
Net cash used in investing activities													(66,434)	(78,705)	(36,476)
Cash flows from financing activities:
Dividends paid													(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment													4,518	3,218	3,052
Proceeds from exercise of stock options													189	110	76
Repurchase of common shares														(250)	(225)
Net cash provided by financing activities													89,509	74,373	19,203
Net increase (decrease) in cash and cash equivalents													52,490	15,892	6,770
Cash and cash equivalents at beginning of year				54,174				38,282				31,512	54,174	38,282	31,512
Cash and cash equivalents at end of year	106,664				54,174				38,282				106,664	54,174	38,282
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	1,687	3,100	1,655	2,585	12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Decrease (increase) in refundable income taxes													177	350	(495)
Share based compensation expense													31	24	20
Total adjustments													17,267	10,174	15,016
Net cash provided by operating activities													29,415	20,224	24,043
Wilson Bank Holding Company [Member]
Cash flows from operating activities:
Cash paid to suppliers and employees													(376)	(386)	(371)
Tax benefit received													170	164	228
Net cash provided by operating activities													(206)	(222)	(143)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary													1,500		4,500
Net cash used in investing activities													1,500		4,500
Cash flows from financing activities:
Dividends paid													(6,243)	(4,348)	(4,300)
Proceeds from sale of common stock pursuant to dividend reinvestment													4,518	3,218	3,052
Proceeds from exercise of stock options													189	110	76
Repurchase of common shares														(249)	(225)
Net cash provided by financing activities													(1,536)	(1,269)	(1,397)
Net increase (decrease) in cash and cash equivalents													(242)	(1,491)	2,960
Cash and cash equivalents at beginning of year				1,579				3,070				110	1,579	3,070	110
Cash and cash equivalents at end of year	1,337				1,579				3,070				1,337	1,579	3,070
Reconciliation of net earnings to net cash used in operating activities:
Net earnings													12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary													(12,382)	(10,290)	(9,254)
Decrease (increase) in refundable income taxes													(3)	(6)	64
Share based compensation expense													31	24	20
Total adjustments													(12,354)	(10,272)	(9,170)
Net cash provided by operating activities													$ (206)	$ (222)	$ (143)

Wilson Bank Holding Company - Parent Company Financial Information (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 1,158	$ 2,685	$ 1,578
Reclassification adjustment for net gains included in net earnings, taxes	100	73	204
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Common Stock
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Additional Paid-In Capital
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Retained Earnings
Parent Company Financial Information (Textual) [Abstract]
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Net Unrealized Gain (Loss) On Available-For- Sale Securities
Parent Company Financial Information (Textual) [Abstract]
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Wilson Bank Holding Company [Member]
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 2	$ 2
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,419,204	7,304,186
Common stock, shares outstanding	7,419,204	7,304,186
Net unrealized gains on available-for-sale securities, income taxes	1,595	537
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	1,158	2,685	1,578
Reclassification adjustment for net gains included in net earnings, taxes	100	73	204
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Net change in unrealized loss on available-for-sale securities, tax	1,058	2,612	1,782
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Financial Information (Textual) [Abstract]
Shares of stock pursuant to dividend reinvestment plan	106,230	79,962	79,816
Common shares repurchased		6,148	5,969
Shares of stock pursuant to exercise of stock options	8,788	5,284	3,659
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Financial Information (Textual) [Abstract]
Cash dividends declared, per shares	$ 0.85	$ 0.6	$ 0.6
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities
Parent Company Financial Information (Textual) [Abstract]
Net change in unrealized loss on available-for-sale securities, tax	$ 1,058	$ 2,612	$ 1,782

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited) [Abstract]
Interest income	$ 18,263	$ 18,027	$ 18,166	$ 17,905	$ 17,959	$ 18,295	$ 18,181	$ 17,915	$ 18,376	$ 18,919	$ 19,669	$ 19,216	$ 72,361	$ 72,350	$ 76,180
Net interest income	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216	13,178	13,077	13,381	12,492
Provision for loan losses	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969	4,666	1,989	6,073	2,106	9,528	8,678	14,834
Earnings before income taxes	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030	2,827	5,122	2,683	4,223	19,663	16,595	14,855
Net earnings	$ 2,715	$ 3,459	$ 3,149	$ 2,825	$ 2,296	$ 2,663	$ 2,615	$ 2,476	$ 1,687	$ 3,100	$ 1,655	$ 2,585	$ 12,148	$ 10,050	$ 9,027
Basic earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.37	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25
Diluted earnings per common share	$ 0.37	$ 0.47	$ 0.43	$ 0.39	$ 0.31	$ 0.36	$ 0.36	$ 0.34	$ 0.23	$ 0.43	$ 0.23	$ 0.36	$ 1.65	$ 1.38	$ 1.25